As filed with the Securities and Exchange Commission on February 15, 2013

File No. 333-45431/811-08629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 101	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 99	☒

HARTFORD SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire
The Hartford Financial Services Group, Inc.
Life Law – Mutual Funds Unit
200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [Date] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	On May 1, 2013 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Funds Asset Allocation HLS Fund

Class IB: HVABX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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AMERICAN FUNDS ASSET ALLOCATION HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Asset Allocation HLS Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	0.95%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.26%
Fee waiver and/or expense reimbursement(3)	0.40%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.86%

(1)   The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)   The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)   Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.40%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•      Your investment has a 5% return each year

•      The fund’s operating expenses remain the same

•      You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$88	$274	$477	$1,061

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds Insurance Series (“Master Asset Allocation Fund”).  In seeking to pursue its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments.  Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. [As of December 31, 2012, the Master Asset Allocation Fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments.]  The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and CRMC’s assessment of their relative attractiveness as investment opportunities.

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The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).  Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund’s investments are not limited to a particular capitalization size.  The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Asset Allocation Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.”

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Asset Allocation Risk - The risk that if CRMC’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•      Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•      Assume reinvestment of all dividends and distributions

•      Would be lower if the Fund’s operating expenses had not been limited

•      Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

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The bar chart:

•      Shows how the Fund’s total return has varied from year to year

Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  12.08% (2nd quarter, 2003)   Lowest  -16.43% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

1 Year	5 Years		10 Years
Class IB %		%		%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)%		%		%
Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)%		%		%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)%		%		%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Alan N. Berro (President)	Senior Vice President - Capital World Investors	12 years

David A. Daigle	Senior Vice President – Fixed Income, Capital Research Company	3 years

Jeffrey T. Lager	Senior Vice President – Capital World Investors	5 years

James R. Mulally	Senior Vice President – Fixed Income, CRMC	6 years

Eugene P. Stein	Senior Vice President – Capital World Investors	4 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your

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purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Asset Allocation HLS Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds Insurance Series (“Master Asset Allocation Fund”). The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).  In seeking to pursue its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments. Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund’s investments are not limited to a particular capitalization size.  Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. [As of December 31, 2012, the Master Asset Allocation Fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments.] The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and CRMC’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States.  These investments may include companies in emerging and developing countries. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by CRMC).  Such securities are sometimes referred to as “junk bonds.”

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Asset Allocation Risk - The risk that if CRMC’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•      Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•      Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•      Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•      Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•      Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•      The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•      Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value

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because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•      changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•      increased volatility

•      substantially less volume on foreign stock markets and other securities markets

•      higher commissions and dealer mark-ups

•      inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•      less uniform accounting, auditing and financial reporting standards

•      less publicly available information about a foreign issuer or borrower

•      less government regulation

•      unfavorable foreign tax laws

•      political, social, economic or diplomatic developments in a foreign country or region

•      differences in individual foreign economies.

•      Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Small-Capitalization Companies

Small-capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•      less certain growth prospects

•      lower degree of liquidity in the markets for such stocks

•      thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•      limited product lines, markets or financial resources

•      dependence on a few key management personnel

•      increased susceptibility to losses and bankruptcy increased transaction costs.

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Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

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Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.65%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.30%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Alan N. Berro (President)	12 years	Senior Vice President - Capital World Investors. Investment professional for 26 years in total; 21 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

David A. Daigle	3 years	Senior Vice President – Fixed Income, Capital Research Company. Investment professional for 18 years in total; all with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Jeffrey T. Lager	5 years	Senior Vice President – Capital World Investors. Investment professional for 17 years in total; 16 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James R. Mulally	6 years	Senior Vice President - Fixed Income, CRMC. Investment professional for 36 years in total; 32 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Eugene P. Stein	4 years	Senior Vice President – Capital World Investors. Investment professional for 41 years in total; 40 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

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by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

19

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Citigroup Broad Investment-Grade Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

20

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

21

American Funds Asset Allocation HLS Fund

Financial Highlights

[TO BE UPDATED]

22

American Funds Asset Allocation HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

23

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-AA12	May 1, 2012

American Funds Blue Chip Income and Growth HLS Fund

Class IB: HVCBX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.16%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual fund operating expenses	1.49%
Fee waiver and/or expense reimbursement(3)	0.50%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.99%

(1)   The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)   The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)   Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•      Your investment has a 5% return each year

•      The fund’s operating expenses remain the same

•      You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$101	$315	$547	$1,213

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds Insurance Series (“Master Blue Chip Income and Growth Fund”). The Master Blue Chip Income and Growth Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The Master Blue Chip Income and Growth Fund invests, under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and Growth Fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  Finally, the Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.  The Master Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation.  In seeking to provide investors with a level of current income that

4

exceeds the average yield on U.S. stocks, the Master Blue Chip Income and Growth Fund generally looks to the average yield on stocks of companies listed on the S&P 500.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•      Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•      Assume reinvestment of all dividends and distributions

•      Would be lower if the Fund’s operating expenses had not been limited

•      Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•      Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 16.97% (2nd quarter, 2003) Lowest -21.34% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

	1 Year		5 Years		10 Years
Class IB		%		%		%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)%				%		%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

C. Ross Sappenfield (Senior Vice President)	Senior Vice President – Capital Research Global Investors	11 years

Christopher D. Buchbinder	Senior Vice President – Capital Research Global Investors	5 years

James B. Lovelace	Senior Vice President – Capital Research Global Investors	5 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds Insurance Series (“Master Blue Chip Income and Growth Fund”). The Master Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation. The Master Blue Chip Income and Growth Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The Master Blue Chip Income and Growth Fund invests, under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and Growth Fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. Finally, the Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.  In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the Master Blue Chip Income and Growth Fund generally looks to the average yield on stocks of companies listed on the S&P 500.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•      Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•      changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•      increased volatility

•      substantially less volume on foreign stock markets and other securities markets

•      higher commissions and dealer mark-ups

•      inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•      less uniform accounting, auditing and financial reporting standards

•      less publicly available information about a foreign issuer or borrower

•      less government regulation

•      unfavorable foreign tax laws

•      political, social, economic or diplomatic developments in a foreign country or region

•      differences in individual foreign economies.

•      Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

9

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

10

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.75%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.41%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund
C. Ross Sappenfield (Senior Vice President)	11 years (since the Master Fund’s inception)	Senior Vice President – Capital Research Global Investors. Investment professional for 20 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher D. Buchbinder	5 years	Senior Vice President – Capital Research Global Investors. Investment professional for 17 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James B. Lovelace	5 years	Senior Vice President – Capital Research Global Investors. Investment professional for 30 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

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by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

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American Funds Blue Chip Income and Growth HLS Fund

Financial Highlights

[TO BE UPDATED]

21

American Funds Blue Chip Income and Growth HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:

Hartford Series Fund, Inc. 811-08629	AFHLSPRO-BC12	May 1, 2012

American Funds Bond HLS Fund

Class IB:	HVBBX
Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange  Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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AMERICAN FUNDS BOND HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Bond HLS Fund seeks to maximize current income and preservation of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)
(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	0.86%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.17%
Fee waiver and/or expense reimbursement(3)	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.92%

(1)         The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.25%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$94	$293	$509	$1,131

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds Insurance Series (“Master Bond Fund”). The Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. The Master Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Bond Fund’s investment adviser, NRSROs, or unrated but determined to be of equivalent quality of the Master Bond Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs  or unrated but determined by the Master Bond Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible

4

preferred stocks. The Master Bond Fund may invest in contracts for future delivery of mortgage backed securities, such as to be announced contracts and mortgage rolls.  These contracts are normally of short duration and are replaced by another contract prior to maturity.  Each such transaction is reflected as turnover in the Master Bond Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.  The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

5

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  5.91% (2nd quarter, 2009)   Lowest  -5.60% (3rd quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

	1 Year		5 Years		10 Years
Class IB		%		%		%
Barclays Capital U.S. Aggregate Index
(reflects no deduction for fees, expenses or taxes)%				%		%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

David C. Barclay	Senior Vice President – Fixed Income, CRMC	14 years

Mark H. Dalzell	Senior Vice President – Fixed Income, CRMC	7 years

David A. Hoag	Senior Vice President – Fixed Income, CRMC	5 years

Thomas H. Hogh	Senior Vice President – Fixed Income, Capital Research Company	5 years

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PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Bond HLS Fund seeks to maximize current income and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds Insurance Series (“Master Bond Fund”). The Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders of the Master Bond Fund.  The Master Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Bond Fund’s investment adviser, or unrated but determined to be of equivalent quality of the Master Bond Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs  or unrated but determined by the Master Bond Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging and developing countries. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Bond Fund may invest in contracts for future delivery of mortgage backed securities, such as to be announced contracts and mortgage rolls.  These contracts are normally of short duration and are replaced by another contract prior to maturity.  Each such transaction is reflected as turnover in the Master Bond Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.  The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•                  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•                  Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•                  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•                  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

9

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Extension Risk — Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of certain investments — such as mortgage- and asset-backed securities — and cause the value of these investments to fall.

Prepayment Risk — Falling interest rates may cause faster than expected prepayments of the mortgages and loans underlying the Fund’s mortgage- and asset-backed securities investments. When this happens, the Fund may have to reinvest the proceeds of these prepayments at lower rates, reducing the Fund’s income.

U.S. Government Securities Risk.  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and

10

investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Liquidity Risk — The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Preferred Stock Risk — The prices and yields of nonconvertible preferred stocks generally move with the changes in interest rates and the issuer’s credit quality, similar to debt securities.  The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the

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Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.50%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.36%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

David C. Barclay	14 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 31 years in total; 24 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Mark H. Dalzell	7 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 34 years in total; 24 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

David A. Hoag	5 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 24 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	5 years	Senior Vice President – Fixed Income, Capital Research Company. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

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by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

19

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Indices:

The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

20

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

21

American Funds Bond HLS Fund

Financial Highlights

[TO BE UPDATED]

22

American Funds Bond HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

23

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-B12	May 1, 2012

American Funds Global Bond HLS Fund

Class IB:	HVDBX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange  Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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AMERICAN FUNDS GLOBAL BOND HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.28%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual fund operating expenses	1.62%
Fee waiver and/or expense reimbursement(3)	0.50%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.12%

(1)         The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$114	$356	$617	$1,363

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds Insurance Series (“Master Global Bond Fund”). Under normal market conditions, the Master Global Bond Fund will invest at least 80% of its assets in bonds. The Master Global Bond Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Global Bond Fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in emerging market countries. Normally the Master Global Bond Fund’s debt obligations consist substantially of investment grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the Master Global Bond Fund’s investment adviser, or unrated but determined to be of equivalent quality by CRMC). The Master Global Bond Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by CRMC).  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund’s

4

investments and changes in the values of other currencies relative to the U.S. dollar. The Master Global Bond Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Global Bond Fund intends to limit its investments in the securities of any single issuer.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - The Master Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

5

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  7.80% (3rd quarter, 2010)  Lowest  -4.32% (3rd quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

Lifetime
	1 Year		5 Years		(since 10/04/06)
Class IB		%		%		%
Barclays Capital Global Aggregate Index
(reflects no deduction for fees, expenses or taxes)%				%		%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Mark H. Dalzell	Senior Vice President – Fixed Income, CRMC	6 years

Thomas H. Hogh	Senior Vice President – Fixed Income, Capital Research Company	6 years

James R. Mulally	Senior Vice President – Fixed Income, CRMC	4 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds Insurance Series (“Master Global Bond Fund”). Under normal market circumstances, the Master Global Bond Fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days’ written notice to shareholders of the Master Global Bond Fund.  The Master Global Bond Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Global Bond Fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in emerging market countries.  Normally the Master Global Bond Fund’s debt obligations consist substantially of investment grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Global Bond Fund’s investment adviser or unrated but determined to be of equivalent quality by CRMC). The Master Global Bond Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by CRMC).  Such securities are sometimes referred to as “junk bonds.”  The Master Global Bond Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Global Bond Fund intends to limit its investments in the securities of any single issuer. The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund’s investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the Master Global Bond Fund may invest in debt securities of any maturity or duration.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•                  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•                  Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•                  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•                  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

9

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - The Master Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and

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investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Liquidity Risk — The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding

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shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.75%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.53%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Mark H. Dalzell	6 years (since the Master Fund’s inception)	Senior Vice President – Fixed Income, CRMC. Investment professional for 34 years in total; 24 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	6 years (since the Master Fund’s inception)	Senior Vice President – Fixed Income, Capital Research Company. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

James R. Mulally	4 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 36 years in total; 32 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

17

by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

19

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Inception date is October 4, 2006.

Indices:

Barclays Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

20

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

21

American Funds Global Bond HLS Fund

Financial Highlights

[TO BE UPDATED]

22

American Funds Global Bond HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

23

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-GB12	May 1, 2012

American Funds Global Growth and Income HLS Fund

Class IB: HVIBX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Growth and Income HLS Fund seeks growth of capital over time and current income.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.39%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.70%
Fee waiver and/or expense reimbursement(3)	0.55%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.15%

(1)         The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$117	$365	$633	$1,398

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds Insurance Series (“Master Global Growth and Income Fund”). The Master Global Growth and Income Fund is designed for investors seeking both capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in common stocks of well-established companies around the world, many of which CRMC believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the Master Global Growth and Income Fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging and developing countries. The Master Global Growth and Income Fund expects to be invested in numerous countries.  Although the Master Global Growth and Income Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth and Income Fund’s investments are not limited to a particular capitalization size.  In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

4

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  19.28% (3rd quarter, 2009)   Lowest  -20.48% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

Lifetime
1 Year	5 Years		(since 05/01/06)
Class IB %		%		%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)%		%		%
MSCI World Index (reflects no deduction for fees, expenses or taxes)%		%		%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Gregg E. Ireland	Senior Vice President – Capital World Investors	6 years

Andrew B. Suzman	Senior Vice President – Capital World Investors	3 years

Steven T. Watson	Senior Vice President – Capital World Investors	6 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Growth and Income HLS Fund seeks growth of capital over time and current income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds Insurance Series (“Master Global Growth and Income Fund”). The Master Global Growth and Income Fund is designed for investors seeking both capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in common stocks of well-established companies around the world, many of which CRMC believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the Master Global Growth and Income Fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging and developing countries. The Master Global Growth and Income Fund expects to be invested in numerous countries.  Although the Master Global Growth and Income Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth and Income Fund’s investments are not limited to a particular capitalization size.  The Master Global Growth and Income Fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.  In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and

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requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may

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fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.80%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.59%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Gregg E. Ireland	6 years (since the Master Fund’s inception)	Senior Vice President – Capital World Investors. Investment professional for 40 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Andrew B. Suzman	3 years	Senior Vice President – Capital World Investors. Investment professional for 19 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	6 years (since the Master Fund’s inception)	Senior Vice President – Capital World Investors. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

16

by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

17

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

18

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Inception date is May 1, 2006.

Indices:

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Master Fund has selected the MSCI All Country World Index to replace the MSCI World Index as its broad-based securities market index. CRMC believes that the MSCI All Country World Index better reflects the market sectors and securities in which the Master Fund primarily invests than the MSCI World Index.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

20

American Funds Global Growth and Income HLS Fund

Financial Highlights

[TO BE UPDATED]

21

American Funds Global Growth and Income HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-GGI12	May 1, 2012

American Funds Global Growth HLS Fund

Class IB: HVLBX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

3

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Growth HLS Fund seeks long-term growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.53%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual fund operating expenses	1.87%
Fee waiver and/or expense reimbursement(3)	0.75%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.12%

(1)   The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)   The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)   Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.75%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•      Your investment has a 5% return each year

•      The fund’s operating expenses remain the same

•      You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$114	$356	$617	$1,363

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series (“Master Global Growth Fund”). The Master Global Growth Fund invests primarily in common stocks of companies around the world that CRMC believes have the potential for growth. The Master Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies located in emerging and developing countries.  The Master Global Growth Fund expects to be invested in numerous countries.  Although the Master Global Growth Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth Fund’s investments are not limited to a particular capitalization size.

4

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•      Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•      Assume reinvestment of all dividends and distributions

•      Would be lower if the Fund’s operating expenses had not been limited

•      Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•      Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  22.10% (2nd quarter, 2009)   Lowest  -20.18% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

1 Year	5 Years		10 Years
Class IB %		%		%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)%		%		%
MSCI World Index (reflects no deduction for fees, expenses or taxes)%		%		%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Robert W. Lovelace (Vice President)	Senior Vice President – Capital World Investors	15 years

Martin Jacobs	Senior Vice President – Capital World Investors	3 years

Steven T. Watson	Senior Vice President – Capital World Investors	10 years

Paul A. White	Senior Vice President – Capital World Investors	8 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Growth HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series (“Master Global Growth Fund”). The Master Global Growth Fund is designed for investors seeking capital appreciation through investments in stocks. The Master Global Growth Fund invests primarily in common stocks of companies around the world that CRMC believes have the potential for growth. The Master Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies located in emerging and developing countries.  The Master Global Growth Fund expects to be invested in numerous countries.  Although the Master Global Growth Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth Fund’s investments are not limited to a particular capitalization size.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•      Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•      changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•      increased volatility

•      substantially less volume on foreign stock markets and other securities markets

•      higher commissions and dealer mark-ups

•      inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•      less uniform accounting, auditing and financial reporting standards

•      less publicly available information about a foreign issuer or borrower

•      less government regulation

•      unfavorable foreign tax laws

•      political, social, economic or diplomatic developments in a foreign country or region

•      differences in individual foreign economies.

•      Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private

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and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Fixed-Income Securities - An investment in any fixed-income security is subject to the following risks:

•      Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•      Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•      If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•      The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•      Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•      Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Small-Capitalization Companies

Small-capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•      less certain growth prospects

•      lower degree of liquidity in the markets for such stocks

•      thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•      limited product lines, markets or financial resources

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•      dependence on a few key management personnel

•      increased susceptibility to losses and bankruptcy increased transaction costs.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments.

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Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•      If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•      The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•      Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•      Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 1.00%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.53%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Robert W. Lovelace (Vice President)	15 years (since the Master Fund’s inception)	Senior Vice President – Capital World Investors. Investment professional for 27 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Martin Jacobs	3 years	Senior Vice President – Capital World Investors. Investment professional for 24 years in total; 11 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	10 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital World Investors. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Paul A. White	8 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital World Investors. Investment professional for 24 years in total; 13 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

16

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

17

by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

19

PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Indices:

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Master Fund has selected the MSCI All Country World Index to replace the MSCI World Index as its broad-based securities market index. CRMC believes that the MSCI All Country World Index better reflects the market sectors and securities in which the Master Fund primarily invests than the MSCI World Index.

20

FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

21

American Funds Global Growth HLS Fund

Financial Highlights

[TO BE UPDATED]

22

American Funds Global Growth HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

23

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-GG12	May 1, 2012

American Funds Global Small Capitalization HLS Fund

Class IB: HVSBX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

3

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Small Capitalization HLS Fund seeks growth of capital over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual fund operating expenses	1.85%
Fee waiver and/or expense reimbursement(3)	0.55%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.30%

(1)         The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$132	$412	$713	$1,568

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization FundSM, a series of the American Funds Insurance Series (“Master Global Small Capitalization Fund”). Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  CRMC currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less.  CRMC has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

4

Under normal circumstances, the Master Global Small Capitalization Fund invests a significant portion of its assets outside the United States, including in emerging and developing countries.  The Master Global Small Capitalization Fund expects to be invested in numerous countries.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  29.10% (2nd quarter, 2009)   Lowest  -31.32% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

	1 Year	5 Years	10 Years
Class IB	-19.40%	-2.38%	7.35%
MSCI All Country World Small Cap Index (reflects no deduction for fees, expenses or taxes)	-10.96%	0.70%	9.26%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Gordon Crawford	Senior Vice President – Capital Research Global Investors	14 years

Mark E. Denning	Senior Vice President – Capital Research Global Investors	14 years

J. Blair Frank	Senior Vice President – Capital Research Global Investors	9 years

Harold H. La	Senior Vice President – Capital Research Global Investors	4 years

Dylan J. Yolles	Senior Vice President – Capital Research Global Investors	1 year

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

7

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Small Capitalization HLS Fund seeks growth of capital over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series (“Master Global Small Capitalization Fund”). The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through investments in stocks. Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  This policy is subject to change only upon 60 days’ written notice to Master Global Small Capitalization Fund shareholders.  CRMC currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less.  CRMC has periodically reevaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the Master Global Small Capitalization Fund invests a significant portion of its assets outside the United States, including in emerging and developing countries.  The Master Global Small Capitalization Fund expects to be invested in numerous countries.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its

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investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

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Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see

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back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.80%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.70%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Gordon Crawford	14 years (since the Master Fund’s inception)	Senior Vice President – Capital Research Global Investors. Investment professional for 41 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Mark E. Denning	14 years (since the Master Fund’s inception)	Senior Vice President – Capital Research Global Investors. Investment professional for 30 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

J. Blair Frank	9 years	Senior Vice President – Capital Research Global Investors. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Harold H. La	4 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital Research Global Investors. Investment professional for 14 years in total; 13 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Dylan J. Yolles	1 year (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital Research Global Investors. Investment professional for 15 years in total; 12 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

17

by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Indices:

MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

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American Funds Global Small Capitalization HLS Fund

Financial Highlights

[TO BE UPDATED]

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American Funds Global Small Capitalization HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-GSC12	May 1, 2012

American Funds Growth HLS Fund

Class IB: HVRBX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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AMERICAN FUNDS GROWTH HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Growth HLS Fund seeks growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.07%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.38%
Fee waiver and/or expense reimbursement(3)	0.50%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.88%

(1)         The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$90	$281	$488	$1,084

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (“Master Growth Fund”). The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.  Although the Master Growth Fund focuses on investments in medium to larger capitalization companies, the Master Growth Fund’s investments are not limited to a particular capitalization size.

4

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

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Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  20.84% (2nd quarter, 2003)   Lowest  -26.12% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

	1 Year		5 Years		10 Years
Class IB		%		%		%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)%				%		%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Donnalisa Parks Barnum	Senior Vice President – Capital World Investors	9 years

Gregg E. Ireland	Senior Vice President – Capital World Investors	6 years

Gregory D. Johnson	Senior Vice President – Capital World Investors	5 years

Michael T. Kerr	Senior Vice President – Capital World Investors	7 years

Ronald B. Morrow	Senior Vice President – Capital World Investors	9 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (“Master Growth Fund”). The Master Growth Fund is designed for investors seeking capital appreciation through investments in stocks. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.  Although the Master Growth Fund focuses on investments in medium to larger capitalization companies, the Master Growth Fund’s investments are not limited to a particular capitalization size.

The Master Growth Fund may invest in debt securities, including a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined by CRMC to be of equivalent quality).  Such securities are sometimes referred to as “junk bonds.”

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

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Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•                  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•                  Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•                  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•                  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

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Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.75%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.32%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Donnalisa Parks Barnum	9 years	Senior Vice President – Capital World Investors. Investment professional for 31 years in total; 26 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Gregg E. Ireland	6 years	Senior Vice President – Capital World Investors. Investment professional for 40 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Gregory D. Johnson	5 years	Senior Vice President – Capital World Investors. Investment professional for 19 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Michael T. Kerr	7 years	Senior Vice President - Capital World Investors. Investment professional for 29 years in total; 27 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Ronald B. Morrow	9 years (plus 6 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital World Investors. Investment professional for 44 years in total; 15 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

16

by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

20

American Funds Growth HLS Fund

Financial Highlights

[TO BE UPDATED]

21

American Funds Growth HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-G12	May 1, 2012

American Funds Growth-Income HLS Fund

Class IB: HVNBX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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AMERICAN FUNDS GROWTH-INCOME HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Growth-Income HLS Fund seeks long-term growth of capital and income over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	0.97%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total annual fund operating expenses	1.26%
Fee waiver and/or expense reimbursement(3)	0.45%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.81%

(1)         The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.45%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$83	$259	$450	$1,002

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series (“Master Growth-Income Fund”). The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund’s investments are not limited to a particular capitalization size.  The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

4

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

5

Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  16.80% (2nd quarter, 2003)   Lowest  -22.02% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

	1 Year		5 Years		10 Years
Class IB		%		%		%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)%				%		%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Donald D. O’Neal (Vice Chairman of the Board)	Senior Vice President – Capital Research Global Investors	7 years

J. Blair Frank	Senior Vice President – Capital Research Global Investors	6 years

Claudia P. Huntington	Senior Vice President – Capital Research Global Investors	18 years

William L. Robbins	Senior Vice President – Capital Research Global Investors	Less than 1 year

Dylan J. Yolles	Senior Vice President – Capital Research Global Investors	7 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Growth-Income HLS Fund seeks long-term growth of capital and income over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series (“Master Growth-Income Fund”). The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund’s investments are not limited to a particular capitalization size.  The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.  The Master Growth-Income Fund may also invest in bonds and other debt securities.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may

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increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Small-Capitalization Companies

Small-capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

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ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.70%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.27%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Donald D. O’Neal (Vice Chairman of the Board)	7 years	Senior Vice President – Capital Research Global Investors. Investment professional for 27 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

J. Blair Frank	6 years	Senior Vice President – Capital Research Global Investors. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Claudia P. Huntington	18 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital Research Global Investors. Investment professional for 39 years in total; 37 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

William L. Robbins	Less than 1 year (plus 13 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital Research Global Investors. Investment professional for 20 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Dylan J. Yolles	7 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital Research Global Investors. Investment professional for 15 years in total; 12 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

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by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

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American Funds Growth-Income HLS Fund

Financial Highlights

[TO BE UPDATED]

21

American Funds Growth-Income HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-GI12	May 1, 2012

American Funds International HLS Fund

Class IB: HVTBX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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AMERICAN FUNDS INTERNATIONAL HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds International HLS Fund seeks long-term growth of capital over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.34%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual fund operating expenses	1.67%
Fee waiver and/or expense reimbursement(3)	0.60%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.07%

(1)         The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.60%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$109	$340	$590	$1,306

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International FundSM, a series of the American Funds Insurance Series (“Master International Fund”). The Master International Fund invests primarily in common stocks of companies located outside the United States, including in emerging and developing countries, that CRMC believes have the potential for growth.  Although the Master International Fund focuses on investments in medium to larger capitalization companies, the Master International Fund’s investments are not limited to a particular capitalization size.

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MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

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Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  24.36% (2nd quarter, 2009)   Lowest  -21.91% (3rd quarter, 2011)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

	1 Year		5 Years		10 Years
Class IB		%		%		%
MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)%				%		%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Sung Lee (Vice President)	Senior Vice President – Capital Research Global Investors	6 years

L. Alfonso Barroso	Senior Vice President – Capital Research Global Investors	3 years

Jesper Lyckeus	Senior Vice President – Capital Research Global Investors	5 years

Christopher M. Thomsen	Senior Vice President – Capital Research Global Investors	6 years

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds International HLS Fund seeks long-term growth of capital over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series (“Master International Fund”). The Master International Fund invests primarily in common stocks of companies located outside the United States, including in emerging and developing countries, that CRMC believes have the potential for growth.  Although the Master International Fund focuses on investments in medium to larger capitalization companies, the Master International Fund’s investments are not limited to a particular capitalization size.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

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Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

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About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 0.85%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.49%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Sung Lee (Vice President)	6 years	Senior Vice President – Capital Research Global Investors. Investment professional for 18 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

L. Alfonso Barroso	3 years	Senior Vice President – Capital Research Global Investors. Investment professional for 18 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Jesper Lyckeus	5 years (plus 8 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Capital Research Global Investors. Investment professional for 17 years in total; 16 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher M. Thomsen	6 years	Senior Vice President – Capital Research Global Investors. Investment professional for 15 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

16

by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

17

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Indices:

The MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

20

American Funds International HLS Fund

Financial Highlights

[TO BE UPDATED]

21

American Funds International HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

22

FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-I12	May 1, 2012

American Funds New World HLS Fund

Class IB: HVWBX

Class IB Shares
Prospectus

May 1, 2013

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management – Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[This Page Is Intentionally Left Blank]

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AMERICAN FUNDS NEW WORLD HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds New World HLS Fund seeks long-term capital appreciation.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees [TO BE UPDATED]

(fees paid directly from your investment)

Share Classes
IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

Annual Fund Operating Expenses(1)

(expenses that are deducted from the fund’s assets)

IB
Management fees(2),(3)	1.83%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	2.19%
Fee waiver and/or expense reimbursement(3)	0.85%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.34%

(1)         The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

(2)         The amount shown under “Management fees” includes the management fee of the Master Fund.

(3)         Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed with Hartford Series Fund, Inc.  (the “Company”) to waive a portion (currently 0.85%) of its management fee for as long as the Fund is part of a master-feeder fund structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption) [TO BE UPDATED]	Year 1	Year 3	Year 5	Year 10
IB	$136	$425	$734	$1,613

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s investment results.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund®, a series of the American Funds Insurance Series (“Master New World Fund”). The Master New World Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (also referred to as “emerging markets”) and that Capital Research and Management Company (“CRMC”) believes have the potential of providing capital appreciation.  The Master New World Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master New World Fund’s investment adviser, or unrated but determined to be of equivalent quality by CRMC), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

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Under normal market conditions, the Master New World Fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the Master New World Fund considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC maintains a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

The Master New World Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

5

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Total returns by calendar year [TO BE UPDATED]

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  23.84% (2nd quarter, 2009)   Lowest  -22.35% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section.

Average annual total returns for periods ending 12/31/12

1 Year	5 Years		10 Years
Class IB %		%		%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)%		%		%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)%		%		%

6

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Master Fund’s investment manager is Capital Research and Management CompanySM (“CRMC”).

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Carl M. Kawaja (Vice President)	Senior Vice President – Capital World Investors	13 years

Robert W. Lovelace (Vice President)	Senior Vice President – Capital World Investors	13 years

Robert H. Neithart	Senior Vice President – Fixed Income, CRMC	Less than 1 year

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest.

TAX INFORMATION.  Under current law, owners of variable annuity contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is only available as an underlying investment for certain variable annuity contracts.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HFMC manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

CRMC serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds New World HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund, a series of the American Funds Insurance Series (“Master New World Fund”). Investors in the Master New World Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. The Master New World Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (also referred to as “emerging markets”) and that CRMC believes have the potential of providing capital appreciation.  The Master New World Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master New World Fund’s investment adviser, or unrated but determined to be of equivalent quality by CRMC), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the Master New World Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the Master New World Fund considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC maintains a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

The Master New World Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bonds Risk - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk, speculative investments that may cause income and principal losses for the Fund.  The major risks of junk bond investments include:

•                  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•                  Prices of junk bonds are subject to extreme price fluctuations.  Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•                  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•                  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures.  If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•                  Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions.  There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers.  Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

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•                  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.  The credit rating of a high yield security does not necessarily address its market value risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid and more difficult to value than securities of U.S. issuers.  Foreign investments may be affected by the following:

•                  Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  increased volatility

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political, social, economic or diplomatic developments in a foreign country or region

•                  differences in individual foreign economies.

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Emerging Markets Risk - The risks of foreign investments are usually greater for emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.  Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.  Many emerging markets have histories of political instability and abrupt changes in policies.  As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments.  In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  Some countries have pervasive corruption and crime that may hinder investments.  Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.  In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.  Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.  Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

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Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Master Fund is subject to certain additional risks, which are discussed below.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Liquidity Risk — The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Equity Securities - Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (“ETFs”), are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments subject the Master Fund to the risks that apply to the other investment company and may increase the Master Fund’s expenses to the extent it pays fees charged by the other investment company.

ETF Risk:  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Illiquid Investments Risk — Illiquid investments are investments that the Master Fund cannot sell within seven days at approximately current value.  Securities and other investments purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If the Master Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value.  If one or more of the Master Fund’s investments becomes illiquid, the Master Fund may exceed its limit on such investments.  In this case, the Master Fund will consider appropriate steps to bring the Master Fund’s holdings back under the limit.

Restricted Securities Risk — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  They may include private placement securities that have not been registered under the applicable securities laws.  Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid.  The Master Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Master Fund may get only limited information about the issuer of a restricted security, so it may

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be less able to predict a loss. In addition, if the Master Fund’s management receives material nonpublic information about the issuer, the Master Fund may as a result be unable to sell the securities.

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed by the Fund’s Board without approval of the shareholders of the Fund.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).  When you request a copy of the Fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.  However, under the master-feeder structure, the Fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

Hartford Funds Management Company, LLC (“HFMC”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HFMC will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HFMC is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. HFMC had over $[   ] billion in assets under management as of December 31, 2011. HFMC is principally located at 100 Matsonford Road, Radnor, Pennsylvania 19087.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HFMC, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HFMC, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

The Fund’s management fee as a percentage of the Fund’s average daily net assets is 1.10%.  For the fiscal year ended December 31, 2012, after HFMC waived a portion of its management fee, the Fund paid HFMC an effective management fee equal to [   ]% of the Fund’s average daily net assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment management agreements is available in the Fund’s annual report to shareholders covering the period ending December 31, 2012.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2011, CRMC managed more than $950 billion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, the Master Fund’s shareholders approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  The reorganization may be completed in 2012 or 2013; however, the American Funds Insurance Series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.73%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the Fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2011.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund
Carl M. Kawaja (Vice President)	13 years (since the Master Fund’s inception)	Senior Vice President – Capital World Investors. Investment professional for 25 years in total; 21 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Robert W. Lovelace (Vice President)	13 years (since the Master Fund’s inception)	Senior Vice President – Capital World Investors. Investment professional for 27 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Robert H. Neithart	Less than 1 year (plus 2 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President – Fixed Income, CRMC. Investment professional for 25 years in total; all with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The Fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Fund may also offer its shares to certain qualified employee benefit plans (the “Plans”).

The Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of the Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Fund are sold by Hartford Investment Financial Services, LLC. (the “Distributor”) in a continuous offering to the Accounts and the Plans.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Fund at net asset value without sales or redemption charges.

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of the Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the Fund’s Board of Directors will monitor the Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the Hartford HLS Funds.

Compensation to Servicing Intermediaries.  HFMC or its affiliates may pay Servicing Intermediaries compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the Hartford HLS Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the Hartford HLS Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the Hartford HLS Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2012, HL Investment Advisors, LLC, the Fund’s investment manager through December 31, 2012 or its affiliates incurred approximately $[          ]in total Servicing Payments and these Servicing Payments did not exceed $[       ] for any one Servicing Intermediary.

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As of January 1, 2013, HFMC or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: [ ADP Broker-Dealer, Inc.; Alerus Financial; Ascensus, Inc.; Benefit Trust Company; BenefitStreet, Inc.; Charles Schwab & Co.; Charles Schwab Trust Company; Diversified Investment Advisors, Inc.; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Financial Services, Inc.; NextStep Defined Contributions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Board; Pension Retirement Online; Preferred Pension Concepts, Inc.; Principal Services Trust Company; Prudential; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; Nationwide Retirement Solutions, Inc.; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Valic Retirement Plan Services; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; Wilmington Trust Company; and Xerox HR Solutions, LLC.]  HFMC or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

Hartford Series Fund, Inc. or Hartford HLS Series Fund, Inc., as applicable (each, a “Company”) has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each Hartford HLS Fund pursuant to approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Company’s Board of Directors, including at least a majority of directors who are not interested persons of each Company as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the Fund invests.

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Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each class of the Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open. The NAV for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.  The NAV of the Fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

The Board of Directors for each Company has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares by the Fund’s shareholders can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading (i) can force the Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making such determinations, the Fund may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested

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by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into a Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the Hartford HLS Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an omnibus account that was identified, in accordance with the procedures described below, after it had already occurred).  In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from the Policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ transfer agent, Hartford Administrative Services Company (“HASCO”), shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where HASCO is not provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. The Hartford HLS Funds’ ability to identify and deter frequent purchases and redemptions of a Hartford HLS Fund’s shares through omnibus accounts is limited, and the Hartford HLS Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Hartford HLS Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds’ shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in the Annual Fund Operating Expenses table in this prospectus is based in part on expenses of the Master Fund as of its most recently completed fiscal year.  Since January 1, 2012, all share classes of the Master Fund have been subject to an additional 0.01% fee, payable to the Master Fund’s investment adviser, for administrative services provided by the Master Fund’s investment adviser and its affiliates.

Distributor, Custodian and Transfer Agent

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, PA 19087, serves as distributor to the Hartford HLS Funds.

JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, serves as custodian of each Hartford HLS Fund’s assets.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of certain Hartford HLS Fund’s assets.

Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125, serves as transfer and dividend disbursing agent for the Hartford HLS Funds.

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PERFORMANCE NOTES

The following notes supplement the performance table in the Summary Section and provide additional information for understanding the returns provided in the table.

Indices:

The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table for the Fund represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2012 has been derived from the financial statements audited by                           , the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the Fund’s annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level or qualified employee benefit plan level. If additional charges or other fees applied at the variable product or plan level, if any, were included, returns would be lower.

21

American Funds New World HLS Fund

Financial Highlights

[TO BE UPDATED]

22

American Funds New World HLS Fund

Financial Highlights - Footnotes

[TO BE UPDATED]

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FOR MORE INFORMATION

Two documents are available that offer further information on the Fund:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the SEC and the SAI and the financial statements from the annual report are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hlsfunds.com/prospectus.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

At the SEC Public Reference Room in Washington, DC.

Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC in order to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.

SEC File Number:
Hartford Series Fund, Inc. 811-08629	AFHLSPRO-NW12	May 1, 2012

PART B

COMBINED STATEMENT OF ADDITIONAL INFORMATION

Class IB
American Funds Asset Allocation HLS Fund	HVABX
American Funds Blue Chip Income and Growth HLS Fund	HVCBX
American Funds Bond Fund	HVBBX
American Funds Global Bond HLS Fund	HVDBX
American Funds Global Growth HLS Fund	HVLBX
American Funds Global Growth and Income HLS Fund	HVIBX
American Funds Global Small Capitalization HLS Fund	HVSBX
American Funds Growth HLS Fund	HVRBX
American Funds Growth-Income HLS Fund	HVNBX
American Funds International HLS Fund	HVTBX
American Funds New World HLS Fund	HVWBX

series of

HARTFORD SERIES FUND, INC.

CLASS IB SHARES

This combined Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the corresponding prospectus for the relevant Fund (as hereinafter defined) in question.  The Funds’ audited financial statements as of December 31, [    ] appearing in the Funds’ annual report to shareholders are incorporated herein by reference.  A free copy of each annual/semi-annual report and each prospectus is available upon request by writing to:  Hartford HLS Funds, The Hartford Wealth Management — Global Annuities, P.O. Box 14293, Lexington, KY 40512-4293, by calling 1-800-862-6668, or on the Funds’ website at www.hlsfunds.com/prospectus.

Date of Prospectuses:  May 1, 2013

Date of Statement of Additional Information:  May 1, 2013

GENERAL INFORMATION

This SAI relates to the American Funds HLS Funds (each a  “Fund” and together the “Funds”), which may serve as the underlying investment vehicles for variable annuity separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies.  Each Fund has authorized two classes of shares:  Class IA and Class IB.  Hartford Funds Management Company, LLC (“HFMC”) is the investment manager and provides administrative services to the Funds.  HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company.  The Hartford also sponsors a family of mutual funds that is offered directly to the public.  Hartford Investment Financial Services, LLC (“HIFSCO”), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

The Funds are investment portfolios (series) of Hartford Series Fund, Inc., a Maryland corporation (the “Company”) registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Company issues a separate series of shares of common stock for each Fund that is a series of the Company, representing a fractional undivided interest in such Fund.  Each such series of shares is subdivided into two classes:  Class IA and Class IB.  Class IA shares are not currently offered or available.

Each Fund (except for American Funds Global Bond HLS Fund) is a diversified management investment company.

The Board of Directors of the Company (the “Board of Directors” or “Board”) may reclassify authorized shares to increase or decrease the allocation of shares in each Fund.  The Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any Fund or to classify and reclassify existing and new funds into one or more classes.

The American Funds HLS Funds commenced operations on May 1, 2008.

MASTER/FEEDER STRUCTURE

Each Fund invests all of its assets in a separate mutual fund (Class 1 shares), which has the same investment objective and strategies as the Fund (each a “Master Fund” and together the “Master Funds”).  Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Funds do not buy investment securities directly. Instead, each Fund invests in a Master Fund that in turn purchases investment securities.

The investment adviser for the Master Funds is Capital Research and Management CompanySM (“CRMC”), an investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. In addition to selling shares to a Fund, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors (“shareholders”). The expenses and, correspondingly, the returns of other shareholders in each Master Fund may differ from those of the corresponding Fund.

The Board of Directors believes that, as other investors invest their assets in the Funds and shareholders invest their assets in the Master Fund in which a Fund invests, certain economic efficiencies may be realized with respect to the Funds and the Master Funds. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other shareholders in the Master Fund) or the corresponding Fund would be spread across a larger asset base as more shareholders invest in the Master Fund. However, if a shareholder withdraws its investment from a Master Fund or Fund, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board of Directors believes should be available through investment in a Fund, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur.

Under the master/feeder structure, the Board of Directors retains the right to withdraw a Fund’s assets from its corresponding Master Fund. The Board of Directors also reserves the right to suspend or terminate purchases of shares of a Master Fund by a Fund if such action is required by law, or if the Board of Directors, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Fund and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Board of Directors were to withdraw a Fund’s assets, the Board would then consider whether to invest the Fund’s assets in another pooled investment entity, have HFMC manage the Fund’s assets either directly or with a sub-adviser, or take other appropriate action.

Investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding Master Fund.

The board of trustees of the Master Funds formulates the general policies of the Master Funds and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Master Funds.

INVESTMENT OBJECTIVES AND POLICIES

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.                                    FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

Each Fund has adopted the following fundamental investment restrictions; however, as long as the Funds remain invested in the Master Funds, the Funds are subject to the Master Funds’ restrictions as well, even if the Master Funds’ restrictions are more restrictive.  If one or more Funds withdraws from its corresponding Master Fund and engages HFMC or a sub-adviser  to provide portfolio management services to the Fund, that Fund would no longer be subject to the Master Funds’ investment restrictions and would be subject solely to the following investment restrictions.  These fundamental restrictions may not be changed without approval of a majority of the applicable Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the 1940 Act and as used in the prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund (or class).

The investment objectives and principal investment strategies of each Fund are set forth in the Funds’ prospectuses.  Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by certain non-fundamental restrictions and policies applicable to each Fund.

Each Fund:

1.                                      will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

2.                                      will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry;

3.                                      will not make loans, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

4.                                      will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

5.                                      will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

6.                                      will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

B.                                    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The investment objective of each Fund is non-fundamental and may be changed without a shareholder vote.  In particular, investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required to withdraw a Fund’s entire investment from its corresponding Master Fund.

The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

Each Fund may not:

1.              Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its prospectus and this SAI, as they may be amended from time to time, and applicable law.

2.              Purchase securities on margin except to the extent permitted by applicable law.

3.              Purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets, except where the borrowing is for temporary or emergency purposes.  Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund’s prospectus and this SAI, as they may be amended from time to time, are not deemed to be borrowings for purposes of this restriction.

4.              Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s prospectus and SAI, as they may be amended from time to time, and applicable law.

5.              Invest more than 15% of the Fund’s net assets in illiquid securities.

Additionally, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, and American Funds Global Small Capitalization HLS Fund each have a name that suggests a focus on a particular type of investment, and in accordance with Rule 35d-1 under the 1940 Act, each Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name.

C.                                    RESTRICTIONS OF THE MASTER FUNDS

(i)                                     Fundamental Restrictions of the Master Funds

Each Fund invests all or substantially all of its assets in a corresponding Master Fund.  The following are fundamental investment restrictions for each of the Master Funds, which cannot be changed without approval by holders of a majority of the outstanding shares of the Master Fund.

The Master Funds have adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares.  Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each Master Fund (please also see “Additional Information About Fundamental Policies” below):

1.                                      Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a Master Fund may not:

a.                                      Borrow money;

b.                                      Issue senior securities;

c.                                       Underwrite the securities of other issuers;

d.                                      Purchase or sell real estate or commodities;

e.                                       Make loans; or

f.                                        Purchase the securities of any issuer if, as a result of such purchase, a Master Fund’s investments would be concentrated in any particular industry.

2.                                      A Master Fund may not invest in companies for the purpose of exercising control or management.

(ii)  Additional Information About Fundamental Policies

The information below is not part of the Master Funds’ fundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Master Funds.  Information is also provided regarding the Master Fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, a Master Fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose.  Additionally, a Master Fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a Master Fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent a Master Fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the Master Fund’s commitment, such agreement or transaction will not be considered a senior security by the Master Fund.

For purposes of fundamental policy 1c, the policy will not apply to a Master Fund to the extent the Master Fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of Master Fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, a Master Fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, the Master Funds do not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, a Master Fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the Master Fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, a Master Fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry.  This policy does not apply to investments in securities of the United States government , its agencies or instrumentalities or government-sponsored entities or repurchase agreements with respect thereto.

The Master Funds currently do not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

D.                                    NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

Each Fund must:

1.              Maintain its assets so that, at the close of each quarter of its taxable year,

(a)                                 at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund’s total assets and 10 percent of the outstanding voting securities of such issuer, and

(b)                                 no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board of Directors to the extent appropriate in light of changes to applicable tax law requirements.

2.              Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder.  Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

(a)                                 no more than 55% of the value of the assets in the Fund is represented by any one investment,

(b)                                 no more than 70% of the value of the assets in the Fund is represented by any two investments,

(c)                                  no more than 80% of the value of the assets in the Fund is represented by any threeinvestments, and

(d)                                 no more than 90% of the value of the total assets of the Fund is represented by any four investments.  In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

E.                                     CLASSIFICATION

Each Fund (except for American Funds Global Bond HLS Fund), through investments made by the applicable Master Fund, has elected to be classified as a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.

American Funds Global Bond HLS Fund has elected to be classified as a non-diversified series of an open-end management investment company.  A non-diversified fund, such as American Funds Global Bond HLS Fund, is not required to comply with the diversification rules of the 1940 Act.  Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree.

A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

F.                                      MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies for each Fund, and its corresponding Master Fund, are discussed in the Funds’ prospectuses.  A further description of certain investment strategies used by the Master Funds is set forth below.  Because each Fund does not invest directly in securities but rather invests directly in its corresponding Master Fund, each Fund is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities. Note, however, that in the event that the Board of Directors determines that it is in the best interests of a Fund to withdraw its entire investment in a Master Fund and instead allow HFMC to direct the investment/reinvestment of the Fund’s assets directly in securities, then the Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable.  The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the Funds and in this SAI of a particular investment practice or technique in which the Master Funds may engage or a financial instrument which the Master Funds may purchase are meant to describe the spectrum of investments that the Master Fund’s adviser, in its discretion, might, but is not required to, use in managing a Master Fund’s portfolio assets in accordance with the Master Fund’s investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

Equity Securities  The Master Funds (except Master Bond Fund and Master Global Bond Fund) may invest in equity securities.  The Master Growth Fund will invest at least 65% of its assets in common stocks.

Equity securities represent an ownership position in a company. Equity securities held by the Master Funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Holders of equity securities are not creditors of the issuer.  As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the Master Funds’ ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the Master Funds may involve large price swings and potential for loss.

Debt Securities  The Master Funds (except for Blue Chip Income and Growth Fund) may invest in debt securities.  The Master Bond Fund and Master Global Bond Fund invest in debt securities as part of their principal investment strategy as described in the Master Funds’ Prospectus. The Master Bond Fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Fund, or NRSROs, and unrated securities that are determined to be of equivalent quality.  The Master Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities).  The Master Global Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents any may include certain preferred securities).  The Master Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities. The Master Global Growth Fund, Master Global Growth and Income Fund and Master Global Small Capitalization Fund may each invest up to 10% of its respective assets, and the Master International Fund may invest up to 5% of its assets, in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality.

Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities.  Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.  Some debt securities bear interest at rates which are not fixed, but vary with changes in specific market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.  These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Certain of the Master Funds may invest in lower rated debt securities. The Master Bond Fund and Master Global Bond Fund may invest up to 35% of their respective assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality. The Master New World Fund and Master Asset Allocation Fund may each invest up to 25% of its respective assets, Master Growth Fund may invest up to 10% of its assets, and the Master Global Growth and Income Fund and the Master Growth-Income Fund each may invest up to 5% of its respective assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality.  Lower rated debt securities, rated Ba1/BB+ or below by NRSROs, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.  Investment grade bonds rated A or Baa/BBB also may be more susceptible to changes in market or economic conditions that bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

•Sensitivity to Interest Rate and Economic Changes  — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Changes in the value of the Master Fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the Master Fund’s net asset value.

•Payment Expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the Master Funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Master Funds may incur losses or expenses in seeking recovery of amounts owed to them.

•Liquidity and Valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the Master Funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the Master Funds’ portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.  CRMC considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided.  See Appendix A for more information about credit ratings.

Securities With Equity And Debt Characteristics  Certain Master Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend.  They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which are securities which generally have both debt and equity characteristics, such as a convertible bond that has features of an ordinary bond but may be influenced by the price of the stock into which it is convertible. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in Smaller Capitalization Stocks   Certain Master Funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4.0 billion at the time of purchase). CRMC believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Master Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the Master Funds’ investments in certain countries outside the United States may have larger capitalizations relative to other companies within those countries.

Investing in Private Companies   Certain Master Funds may invest in companies that have not publicly offered their securities. The Master Blue Chip Income and Growth Fund will not invest in private placements of stock of companies. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the Master Funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the Master Funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing in Various Countries   Certain Master Funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  The Master International Fund will invest at least 65% of its assets in common stocks of companies located outside the United States. The Master Growth Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.  The Master Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar.  The Master Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.  The Master Global Growth and Income Fund may invest a majority of its assets outside the United States.  For temporary defensive purposes, the Master Global Growth and Income Fund may invest principally or entirely in securities that are denominated in U.S. dollars, which include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts, or whose issuers are domiciled in the United States.

The risks described above may be heightened in connection with investments in developing countries. Many of these developing countries may be referred to as emerging countries.  Although there is no universally accepted definition, CRMC generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing and emerging countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the Master Funds’ investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Master Funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Investing in emerging market and developing countries — Certain countries in which a Master Fund may invest have developing economies and/or markets.  These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries.  Many of these countries are also known as emerging market countries.  Certain risk factors related to developing countries are discussed below:

•Currency Fluctuations — Certain Master Funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Master Funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the Master Funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

•Government Regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the Master Funds will only invest in markets where these restrictions are considered acceptable by CRMC, a country could impose new or additional repatriation restrictions after the Master Funds’ investment. If this happened, the Master Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Master Funds’ liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the Master Funds because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the Master Funds’ investments.

•Less Developed and Emerging Market Securities Markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

•Settlement Risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the Master Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Master Funds to suffer a loss. The Master Funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Master Funds will be successful in eliminating this risk, particularly as counterparties operating in developing and emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Master Funds.

•Investor Information — The Master Funds may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the Master Funds will not invest in such market or security.

•Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Master Funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

•Litigation — The Master Funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

•Fraudulent Securities — Securities purchased by the Master Funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Master Funds.

Currency Transactions — Certain Master Funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction). Master Blue Chip Income and Master Growth Fund and Master Growth-Income Fund currently intend to engage in currency transactions for these purposes only.

Certain Master Funds may also enter into forward currency contracts to protect against changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the Master Funds will typically involve the purchase or sale of a currency against the U.S. dollar, the Master Funds also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The Master Funds, other than Master Bond Fund and Master Global Bond Fund, have no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

The Master Funds will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of a Master Fund’s commitment increases because of changes in exchange rates, the Master Fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. A Master Fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency.  Entering into forward currency transactions may change a Master Fund’s exposure to currency exchange rates and could result in losses to the Master Fund if currencies do not perform as expected by CRMC.  For example, if CRMC increases a Master Fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the Master Fund may incur a loss.  The Master Fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the Master Funds for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the Master Funds.

Master Bond Fund and Master Global Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

Master Bond Fund and Master Global Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a Master Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Master Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Master Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency’s value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Master Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the Master Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Master Bond Fund and Master Global Bond Fund will not purchase an OTC option unless CRMC believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward Commitment, When Issued and Delayed Delivery Transactions   Certain Master Funds may enter into commitments to purchase or sell securities at a future date. When a Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain Master Funds may also enter into roll transactions, such as a mortgage dollar roll where the Master Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the Master Fund forgoes principal and interest paid on the mortgage-backed securities.  The Master Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The Master Fund could suffer a loss if the contracting party fails to perform the future transaction and the Master Fund is therefore unable to buy back the mortgage-backed securities it initially sold. The Master Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the Master Fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The Master Funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the Master Fund’s portfolio securities decline while the Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The Master Funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the Master Funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the Master Funds may sell such securities.

Repurchase Agreements   Certain Master Funds may enter into repurchase agreements under which the Master Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price.  Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the Master Fund that is collateralized by the security purchased.  Repurchase agreements permit the Master Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Master Funds’ custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by CRMC. The Master Funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by CRMC. If the seller under the repurchase agreement defaults, the Master Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Master Fund may be delayed or limited.

U.S. Government Obligations  U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

•U.S. Treasury Securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

•Federal Agency Securities Backed by “Full Faith and Credit” — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations  Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”).  Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the Master Fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the Master Fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government Support for Short-Term Debt Instruments   Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity’s website for further information on the specific program). Entities issuing obligations supported by these programs in which the Master Funds invest must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may change the terms or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program — The FDIC guaranteed payment of senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies. The guarantee covers all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may have also issued debt during the period that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Government guarantees outside the U.S. — Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-Through Securities   Certain Master Funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

•Mortgage-Backed Securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted  to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.  In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

• Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the Master Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Master Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Master Fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. A Master Fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

•Collateralized Mortgage Obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

•Commercial Mortgage-Backed Securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

•Asset-Backed Securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets  also may make prepayments that can change effective maturities of the asset-backed securities.  These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights   Certain Master Funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary Receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated.  EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated.  GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated.  Depositary receipts represent and may be converted into the underlying foreign security.

Inflation-Indexed Bonds   Certain Master Funds may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Real Estate Investment Trusts   Certain Master Funds may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and Cash Equivalents  The Master Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). CRMC considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

Restricted or Illiquid Securities   Certain Master Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the Master Funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Master Funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. A Master Fund may incur certain additional costs in disposing of illiquid securities.

Loan Assignments and Participations  Certain Master Funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default. Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Master Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Master Fund is committed to advance additional funds, the Master Fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Master Fund’s only recourse will be against the collateral securing the DIP financing.

CRMC generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general.  CRMC generally chooses not to receive this information. As a result, CRMC may be at a disadvantage compared to other investors that may receive such information.  CRMC’s decision not to receive material, non-public information may also impact CRMC’s ability to assess a borrower’s requests for amendments or waivers to provisions in the loan agreement. However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent. In these situations CRMC may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

A Master Fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When a Master Fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The Master Fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.  Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the Master Fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A Master Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Master Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the Master Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the Master Funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the Master Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the Master Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Master Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Master Funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reverse Repurchase Agreements   Certain Master Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Master Fund and its agreement to repurchase the security at a specified time and price. Each Master Fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a Master Fund. The use of reverse repurchase agreements by a Master Fund creates leverage which increases the Master Fund’s investment risk. As a Master Fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Master Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a Master Fund’s earnings or net asset value would decline faster than otherwise would be the case.

Disclosure of Fund Portfolio Holdings  The Board of Directors of each Fund has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ various service providers. However, under the master-feeder structure, each Fund’s sole portfolio holding, other than cash or cash equivalents, is shares of its corresponding Master Fund, and so long as each Fund operates under the master-feeder structure, each Fund will only disclose its holdings of its corresponding Master Fund. As long as the Funds invest all of their assets in the Master Funds, they will be subject to the Master Funds’ policies and procedures regarding the disclosure of portfolio holdings.  If a Fund withdraws from the master/feeder structure, the Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other Hartford HLS Funds.

Each of the other HLS Funds will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the HLS Funds’ website at www.hartfordinvestor.com no earlier than 25 calendar days after the end of each month.

Each other HLS Fund also will publicly disclose on its web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of each month, except that if the HLS Fund is a “balanced fund” or “multi asset” fund

(i.e., a fund that invests in both equity and fixed income securities), the HLS Fund will publicly disclose its largest ten fixed income issuers and equity holdings (and the percentage invested in each holding).

Each other HLS Fund, the HLS Fund’s investment manager, the HLS Fund’s distributor (collectively, “Hartford”) or the HLS Fund’s investment sub-adviser also may confidentially or publicly disclose portfolio holdings on a more frequent basis if approved by the HLS Fund’s Chief Compliance Officer (“CCO”) and at least one other HLS Fund officer in accordance with the HLS Fund’s disclosure policy.

Portfolio holdings are disclosed to the HLS Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with HLS Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the HLS Funds.  Portfolio holdings may also be disclosed to persons assisting an HLS Fund or its investment sub-adviser in the voting of proxies and to the HLS Fund’s bank lenders.  In connection with managing an HLS Fund, such HLS Fund’s investment manager or sub-adviser may disclose the HLS Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the HLS Fund’s investment manager or sub-adviser on behalf of the HLS Fund and to certain third party industry information vendors, institutional investment consultants and asset allocation service providers.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.  From time to time, an HLS Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

The Funds have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

BlackRock Financial Management, Inc.

Brown Brothers Harriman & Co.

Class Action Claims Management

Compliance11

Confluence Technologies

Ernst & Young LLP (each Fund’s Independent Registered Public Accounting Firm)

FactSet Research Systems Inc.

Glass, Lewis & Co.

Interactive Data Corporation

Investment Technology Group, Inc.

J.P. Morgan Securities, Inc.

Lipper Inc.

Markit WSO Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

State Street Bank and Trust Company (each Fund’s Custodian)

State Street Investment Management Solutions

SunGard Expert Solutions

Wolters Kluwer Financial Services

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the HLS Funds. Portfolio holdings are disclosed on a daily basis to BlackRock Financial Management, Inc., Brown Brothers Harriman & Co.,Compliance11, FactSet Research Systems Inc., Glass Lewis & Co., Investment Technology Group, Inc. (for certain HLS Funds), Markit WSO Corporation (for certain HLS Funds), State Street Bank and Trust Company, State Street Investment Management Solutions  and SunGard Expert Solutions.  Portfolio holdings are disclosed on a weekly basis to Investment Technology Group, Inc. (for certain HLS Funds) with no lag time.  Portfolio holdings are disclosed to J.P. Morgan, Class Action Claims Management and Wolters Kluwer Financial Services on a monthly basis, with lag times of five calendar days, two days and two days, respectively. Portfolio holdings are disclosed to Confluence Technologies, Interactive Data Corporation and Merrill Lynch, Pierce, Fenner & Smith Incorporated on a quarterly basis, with lag times of three, three and five business days, respectively. Portfolio holdings are disclosed to the HLS Funds’ independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the HLS Funds’ independent registered public accounting firm to provide services to the HLS Funds, with no lag time. Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the HLS Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, Hartford or an HLS Fund’s sub-adviser may provide oral or written information (“portfolio commentary”) about an HLS Fund, including, but not limited to, how the HLS Fund’s investments are divided among (i) various sectors, industries and countries, (ii) value and growth stocks and small, mid and large-cap stocks, (iii) stocks, bonds, currencies and cash and, as applicable, (iv) types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on factors that contributed to an HLS Fund’s performance, including these relative weightings. Hartford or an HLS Fund’s sub-adviser may also provide oral or written information (“statistical information”) about various financial characteristics of an HLS Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about an HLS Fund may be based on the HLS Fund’s most recent quarter-end portfolio, month-end or on some other interim period. Portfolio commentary and statistical information may be available on the HLS Funds’ website or may be provided to members of the press, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers or current or potential shareholders in a Fund or their representatives.  The content and nature of the information provided to each of these persons may differ.

Hartford and an HLS Fund’s sub-adviser have implemented procedures reasonably designed to ensure that (1) any disclosure of an HLS Fund’s portfolio securities is made pursuant to a practice or arrangement approved in accordance with the policy; (2) personnel who are in a position to disclose HLS Fund portfolio holdings are appropriately trained to comply with the HLS Funds’ policies regarding the disclosure of portfolio holdings; and  (3) each approved disclosure arrangement or practice is documented by the HLS Funds’ Chief Compliance Officer or his/her designee.

In no event will the Hartford or an HLS Fund’s sub-adviser or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of HLS Fund portfolio holdings.

The HLS Funds’ Chief Compliance Officer is responsible for addressing conflicts of interest between the interests of an HLS Fund’s shareholders, on the one hand, and the interests of an HLS Fund’s investment manager, investment sub-adviser, principal underwriter, or any affiliated person of an HLS Fund, its investment manager, investment sub-adviser, or its principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the HLS Funds’ Chief Compliance Officer.

The Boards of Directors of the HLS Funds review and approve the HLS Funds’ policy on disclosure of portfolio holdings.  The Chief Compliance Officer for the HLS Funds’ investment manager will provide summaries of all newly approved arrangements and report exceptions to and material violations of this policy to the Boards of Directors of the HLS Funds.  There can be no assurance, however, that the HLS Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

Disclosure of Master Fund Portfolio Holdings   CRMC, on behalf of the Master Funds, has adopted policies and procedures with respect to the disclosure of information about the Master Funds’ portfolio securities.  These policies and procedures have been reviewed by the Master Funds’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Master Funds’ chief compliance officer.

Under these policies and procedures, each Master Fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to its shareholders no earlier than the tenth day after such calendar quarter.  In addition, each Master Fund’s list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to such Master Fund’s shareholders no earlier than the tenth day after such month.  Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to Master Fund shareholders.  Currently, this information is being provided to Lipper, Inc. Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher.  The Master Funds’ custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Master Funds, including officers of the Master Funds and employees of CRMC and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable.  For more information on these restrictions and limitations, please see the “Personal investment policy” section in Master Funds’ statement of additional information and the Code of Ethics.  Third party service providers of the Master Funds, as described in the Master Funds’ statement of additional information, receiving such information are subject to confidentiality obligations.  When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Master Funds, such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information.  Neither the Master Funds nor CRMC or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to policies adopted by the Master Funds’ board of trustees, the authority to disclose a Master Fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of CRMC.  In exercising their authority, the committees determine whether disclosure of information about the Master Funds’ portfolio securities is appropriate and in the best interest of Master Fund shareholders.  CRMC has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings.  For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions.  In addition, CRMC believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Master Fund service providers for legitimate business and Master Fund oversight purposes) until such holdings have been provided to Master Fund shareholders, helps reduce potential conflicts of interest between Master Fund shareholders and CRMC and its affiliates.

FUND MANAGEMENT

The Board of Directors and officers of the Company, their business addresses, principal occupations for at least the past five years and years of birth are listed in the tables below.  The Company’s Board of Directors (i) provides broad supervision over the affairs of the Company and the Funds and (ii) elects officers who are responsible for the day-to-day operations of the Funds and the execution of policies formulated by the Board of Directors.  The first table below provides information about those directors who are deemed not to be “interested persons” of the Company, as that term is defined in the 1940 Act (i.e., “non-interested directors”), while the second table provides information about the Company’s “interested” directors and the Company’s officers.

NON-INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE COMPANY	TERM OF OFFICE AND LENGTH OF TIME SERVED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
LYNN S. BIRDSONG (1946) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2003	Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (4/2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (3/2003 to current). From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.	91

Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (4/2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly The Japan Fund) (3/2003 to current).

ROBERT M. GAVIN (1940) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director and Chairman of the Board	Director since 2002 Chairman of the Board for the Company since 2004	Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.	91	None

DUANE E. HILL (1945) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2001	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	91	None

SANDRA S. JAFFEE (1941) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005	Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. She currently serves as a member of the Board of Directors of Broadridge Financial Solutions, as well as a Trustee of Muhlenberg College.	91	Ms. Jaffee is a member of the Board of Directors of Broadridge Financial Solutions (11/2010 to current).

WILLIAM P. JOHNSTON (1944) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

				91

Mr. Johnston is

a Member of the Supervisory Board of Fresenius Medical Care AG & Co. (5/2006 to current), LifeCare Holdings, Inc. (8/2007 to current) and HCR-ManorCare, Inc. (2/2008 to current). Mr. Johnston served as a Director of MultiPlan, Inc. (7/2006 – 8/2010).

PHILLIP O. PETERSON (1944) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined the William Blair Funds in February 2007 as a member of the Board of Trustees. He also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.	91	Mr. Peterson is a Trustee of the William Blair Funds (2/2007 to current) and Trustee of Symetra Variable Mutual Funds Trust (2/2012 to current).

LEMMA W. SENBET (1946) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

				91	None

*                  Term of Office: Each director may serve until his or her successor is elected and qualifies.  “Length of time served” refers to length of time position has been held with the Company.

OFFICERS AND INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

LOWNDES A. SMITH** (1939) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 1996	Mr. Smith served as Vice Chairman of The Hartford Financial Services Group, Inc. (“The Hartford”) from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. (“HL, Inc.”) from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as Managing Director of Whittington Gray Associates.	91

Mr. Smith is a Director of White Mountains Insurance Group Ltd. (10/2003 to current); One Beacon Insurance (10/2006 to current); Symetra Financial (8/2007 to current) and Whittington Gray Associates (1/2007 to current).

DAVID N. LEVENSON** (1966) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2010

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“Hartford Life”) and HL, Inc.

				91	None

JAMES E. DAVEY (1964) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	President and Chief Executive Officer	Since 2010

Mr. Davey serves as Executive Vice President of Hartford Life. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of Hartford Funds Management Company, LLC (“HFMC”). Mr. Davey joined The Hartford in 2002.

				N/A	N/A

MICHAEL DRESSEN (1963) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	AML Compliance Officer	Since 2011

Mr. Dressen currently serves as Assistant Vice President of Hartford Life. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr. Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

				N/A	N/A

TAMARA L. FAGELY (1958) c/o Hartford Mutual Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President, Controller and Treasurer	Since 2002

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently, Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

				N/A	N/A

EDWARD P. MACDONALD (1967) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President, Secretary and Chief Legal Officer	Since 2005

Mr. Macdonald serves as Vice President of Hartford Life and Chief Legal Officer — Mutual Funds, Secretary and Vice President of HIFSCO. He also serves as Secretary and Vice President of HASCO, and Chief Legal Officer, Secretary and Vice President of HFMC. Mr. Macdonald joined The Hartford in 2005.

				N/A	N/A

VERNON J. MEYER (1964) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006	Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HFMC. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

COLLEEN PERNEREWSKI (1969) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Chief Compliance Officer	Since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Adviser Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HFMC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

				N/A	N/A

ELIZABETH L. SCHROEDER (1966) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2010	Ms. Schroeder currently serves as Assistant Vice President of Hartford Life. Ms. Schroeder joined Hartford Life in 1991. She is also an Assistant Vice President of HIFSCO and HFMC.	N/A	N/A

MARTIN A. SWANSON (1962) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2010

Mr. Swanson is a Vice President of Hartford Life. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining Hartford Life in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

				N/A	N/A

JANE WOLAK (1961) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2009

Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001 to 2007.

				N/A	N/A

*                Term of Office: Each officer and Director may serve until his or her successor is elected and qualifies.

**         “Interested person”, as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, HFMC, Hartford Investment Management or affiliated companies.

All directors and officers of Hartford Series Fund, Inc. also hold corresponding positions with The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford HLS Series Fund II, Inc. and The Hartford Alternative Strategies Fund.

BOARD OF DIRECTORS.  The Company has a Board of Directors.  The Board is responsible for oversight of the Funds.  The Board elects officers who are responsible for the day to day operations of the Funds.  The Board oversees the investment manager and the other principal service providers of the Funds.  The Board currently holds six regularly scheduled meetings throughout each year.  In addition, the Board may hold special meetings at other times.  As described in more detail below, the Board has established five standing committees that assist the Board in fulfilling its oversight responsibilities:  the Audit Committee, Compliance Committee, Contracts Committee, Investment Committee and Nominating Committee (collectively, the “Committees”).

The Board is chaired by an Independent Director.  The Independent Chairman (i) presides at Board meetings and participates in the preparation of agendas for the meetings, (ii) acts as a liaison with the Funds’ officers, investment manager and other directors between meetings and (iii) coordinates Board activities and functions with the Chairmen of the Committees.  The Independent Chairman may also perform such other functions as may be requested by the Board from time to time.  The Board has determined that the Board’s leadership and committee structure is appropriate because it provides structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure permits an efficient allocation of responsibility among Directors.

The Board oversees risk as part of its general oversight of the Funds and risk is addressed as part of various Board and Committee activities.  The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Funds’ officers and service providers, which are responsible for the day to day operations of the Funds, implement risk management in their activities.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds, and that it is not possible to develop processes and controls to eliminate all risks and their possible effects.  The Audit Committee plays a lead role in receiving reports from management regarding risk assessment and management.  In particular, the investment manager has established an internal committee focused on risk assessment and risk management related to the operations of the Funds and the investment manager, and the chairperson of that committee reports to the Audit Committee on a semi-annual basis (or more frequently if appropriate).  Other committees also review matters relating to risk.  The Compliance Committee assists the Board in overseeing the activities of the Funds’ CCO, and the CCO provides an annual report to the Compliance Committee and the Board regarding material compliance matters.  The Compliance Committee and the Board receive and consider other reports from the CCO throughout the year.  The Investment Committee assists the Board in overseeing investment matters.  The Investment Committee receives reports from the investment manager relating to investment performance, including information regarding investment risk.  The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and valuation risks.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

STANDING COMMITTEES.  The Board of Directors has established an Audit Committee, a Compliance Committee, a Contracts Committee, an Investment Committee and a Nominating Committee.

The Audit Committee currently consists of the following non-interested directors:  Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  The Audit Committee (i) oversees the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the Board of Directors in its oversight of the qualifications, independence and performance of the Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; and the performance of the Fund’s internal audit function, and (iii) acts as a liaison between the Funds’ independent registered public accounting firm and the full Board.  The Funds’ independent registered accounting firm reports directly to the Audit Committee, and the Audit Committee regularly reports to the Board of Directors.

The Compliance Committee currently consists of Robert M. Gavin, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and David N. Levenson.  The Compliance Committee assists the Board in its oversight of the implementation by the Funds of policies and procedures that are reasonably designed to prevent the Funds from violating the Federal securities laws.

The Contracts Committee currently consists of all non-interested directors of the HLS Funds:  Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma W. Senbet.  The Contracts Committee assists the Board in its consideration and review of Fund contracts and the consideration of strategy-related matters.

The Investment Committee currently consists of Lynn S. Birdsong, Duane E. Hill, Lemma W. Senbet and Lowndes A. Smith.  The Investment Committee assists the Board in its oversight of the Funds’ investment performance and related matters.

The Nominating Committee currently consists of all non-interested directors of the HLS Funds: Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma W. Senbet.  The Nominating Committee (i) screens and selects candidates to the Board of Directors and (ii)  periodically reviews and evaluates the compensation of the non-interested directors and makes recommendations to the Board of Directors regarding the compensation of, and expense reimbursement policies with respect to, non-interested directors.  The Nominating Committee will consider nominees recommended by shareholders for non-interested director positions if a vacancy among the non-interested directors occurs and if the nominee meets the Committee’s criteria.

During the fiscal year ended December 31, 2012, the above referenced committees of the Company met the following number of times: Audit Committee — [ ] times, Investment Committee — [ ]  times, Nominating Committee — [ ]  time, Contracts Committee — [ ]  times and the Compliance Committee — [ ]  times.

All Directors and officers of the Company are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HFMC serves as investment adviser.

DIRECTOR QUALIFICATIONS.  The governing documents for the Company do not set forth any specific qualifications to serve as a Director.  The Charter for the Nominating Committee also does not set forth any specific qualifications, but it does set forth criteria that the Committee should consider as a minimum requirement for consideration as an independent director, including:  15 years of business or academic experience in a management, administrative or other oversight capacity; a college degree or business experience equivalent to a college degree; an ability to invest in the HLS Funds; a person of high ethical standards; and a person able to think through and discuss complicated regulatory and financial issues and arrive at reasonable decisions on these issues on behalf of HLS Fund shareholders.

The Board has concluded, based on each director’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other directors that each director is qualified to serve as a director for the HLS Funds.  Among the attributes and skills common to all directors are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with management and service providers, and the ability to exercise independent business judgment.  The Board has considered the actual service of each director in concluding that the director should continue to serve.  Each director’s ability to perform his or her duties effectively has been attained through the director’s education and work experience, as well as service as a director for the Funds and/or other entities.  Set forth below is a brief description of the specific experience of each director.  Additional details regarding the background of each director is included in the chart earlier in this section.

Lynn S. Birdsong.  Mr. Birdsong has served as a director of the Funds since 2003.  He has served as Co-Chairman of the Investment Committee since 2005.  Mr. Birdsong served in senior executive and portfolio management positions for investment management firms for more than twenty-five years.  He has served as a director of other mutual funds for more than ten years.

Robert M. Gavin.  Dr. Gavin has served as a director of the Funds (and their predecessors) since 1986.  He has served as Chairman of the Board of the Funds since 2004.  Dr. Gavin has more than twenty-two years of experience in leadership positions in higher education, including serving as president of Macalester College, St. Paul, Minnesota.

Duane E. Hill.  Mr. Hill has served as a director of the Funds since 2001.  He has served as the Chairman of the Nominating Committee since 2003.  Mr. Hill has more than thirty-five years experience in senior executive positions in the banking, venture capital and private equity industries.

Sandra S. Jaffee.  Ms. Jaffee has served as a director of the Funds since 2005.  Ms. Jaffee has more than thirty-five years of experience as a senior executive in the financial services and technology area, including serving as chairman and CEO of a leading provider of compliance/regulatory technology to financial institutions and as president and CEO of the global securities services division of a major financial services company.

William P. Johnston.  Mr. Johnston has served as a director of the Funds since 2005.  He has served as Chairman of the Compliance Committee since 2005.  Mr. Johnston has more than forty years of experience in senior leadership positions in the health care, investment banking and legal industries.  He currently serves as a senior adviser to a global private equity investment firm and serves on other boards.  He previously served as managing director and head of investment banking, CEO and vice chairman for an investment bank.

Phillip O. Peterson.  Mr. Peterson has served as a director of the Funds (and their predecessors) since 2000.  He has served as the Chairman of the Audit Committee since 2002.  Mr. Peterson was a partner of a major accounting firm, providing services to the investment management industry.  He has served as an independent president of a mutual fund complex, and he serves on another mutual fund board.

Lemma W. Senbet.  Dr. Senbet has served as a director of the Funds (and their predecessors) since 2000.  For more than thirty years, Dr. Senbet has served as a professor of finance, including serving as the Director of Center for Financial Policy and as the chair of the finance department at a major university.  He has served the finance profession in various capacities, including as a director or officer of finance associations.

Lowndes A. Smith.  Mr. Smith has served as a director of the Funds (and their predecessors) since 1996.  He has served as Co-Chairman of the Investment Committee since 2005.  Mr. Smith previously served as Vice Chairman of The Hartford Financial Services Group, Inc. and as President and CEO of Hartford Life Insurance Company.  Mr. Smith serves on a variety of other boards.

David N. Levenson.  Mr. Levenson has served as a director of the Funds since 2010.  He currently serves as Executive Vice President of The Hartford Financial Services Group, Inc. and as President, Director and Chief Executive Officer of Hartford Life Insurance Company and Hartford Life, Inc.

The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2012 (i) in each HLS Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS [TO BE UPDATED]

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES IN THE HLS FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES

Lynn S. Birdsong	None

Dr. Robert M. Gavin	None

Duane E. Hill	None

Sandra S. Jaffee	None

William P. Johnston	None

Phillip O. Peterson	None

Lemma W. Senbet	None

INTERESTED DIRECTORS [TO BE UPDATED]

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES IN THE HLS FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES

Lowndes A. Smith	Capital Appreciation HLS Fund International Opportunities HLS Fund Total Return Bond HLS Fund

David N. Levenson	Capital Appreciation HLS Dividend and Growth HLS Global Growth HLS International Opportunities HLS Small Company HLS MidCap HLS

Compensation of Officers and Directors  The Company pays a portion of its chief compliance officer’s compensation but otherwise does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford.  The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended December 31, 2012 and certain other information. [TO BE UPDATED]

Name of Person, Position	Aggregate Compensation From Hartford Series Fund, Inc.	Pension Or Retirement Benefits Accrued As Part of HLS Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Hartford Series Fund, Inc. And Fund Complex Paid To Directors*
Lynn S. Birdsong,		$0	$0
Director
Dr. Robert M. Gavin,		$0	$0
Director
Duane E. Hill,		$0	$0
Director
Sandra S. Jaffee,		$0	$0
Director
William P. Johnston,		$0	$0
Director
Phillip O. Peterson,		$0	$0
Director
Lemma W. Senbet,		$0	$0
Director
Lowndes A. Smith,		$0	$0
Director

*              As of December 31, 2012, [five] registered investment companies in the fund complex paid compensation to the directors.

As of [          ], 2013, the officers and directors of the Company as a group beneficially owned no shares of any class of any Fund.

The Company’s Articles of Incorporation provide that the Company to the full extent permitted by Maryland General Corporate Law and the federal securities laws shall indemnify the directors and officers of the Company.  The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

INVESTMENT MANAGEMENT ARRANGEMENTS

Investment Management Agreement of the Funds  The Company, on behalf of the Funds, has entered into an investment management agreement with Hartford Funds Management Company, LLC (“HFMC”).  The agreement provides that HFMC, subject to the supervision and approval of the Company’s Board of Directors, will be responsible for providing the Funds with investment advisory services, including portfolio management, either directly or with a sub-adviser. The investment management agreement does not require HFMC to bear the costs of the Funds’ transfer agent, registrar, and dividend disbursing agent.  In addition, HFMC provides certain advisory services and administrative services to the Funds including personnel, services, equipment and facilities and office space for proper operation of the Funds.  Although HFMC, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Funds, the Funds pay for these services directly.

If a Fund ceases to operate as part of a master-feeder fund structure, the Fund may rely on an exemptive order from the SEC under which it could use a “Manager of Managers” structure.  HFMC would have responsibility, subject to oversight by the Board of Directors, to oversee the sub-adviser and recommend its hiring, termination and replacement.  The exemptive order permits HFMC to appoint a new sub-adviser not affiliated with HFMC with the approval of the Board of Directors and without obtaining approval from those shareholders/contract holders that participate in the Fund.  Within 90 days after hiring any new sub-adviser, affected shareholders/contract holders will receive information about the new sub-advisory relationship.

The specific conditions of the exemptive order are as follows:

1.                                     Before a Fund may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities.

2.                                     The Fund must disclose in its prospectuses the existence, substance and effect of the exemptive order.  In addition, the Fund must be held out to the public as employing the Manager of Managers structure.  The prospectuses will prominently disclose that HFMC has ultimate responsibility (subject to oversight by the board of directors) to oversee the sub-adviser and recommend its hiring, termination and replacement.

3.                                     Within ninety (90) days of the hiring of any new sub-adviser, the shareholders/contract holders participating in the Fund will be furnished all information about the new sub-adviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure.  This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new sub-adviser.  HFMC will meet this condition by providing shareholders/contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”), except as modified by the order to permit aggregate fee disclosure.

4.                                     HFMC will not enter into a sub-advisory agreement with any affiliated sub-adviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders/contract holders.

5.                                     At all times, a majority of the board of directors of the Fund will be directors who are not “interested persons,” as that term is defined in Section 2(a)(19) of the 1940 Act, of the company (“Independent Directors”), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6.                                     When a sub-adviser change is proposed for the Fund with an affiliated sub-adviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors’ minutes, that the change is in the best interests of the Fund and the shareholders/contract holders participating in the Fund and does not involve a conflict of interest from which HFMC or the affiliated sub-adviser derives an inappropriate advantage.

7.                                     HFMC will provide general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, and, subject to review and approval by the board of directors, will: (a) set the Fund’s overall investment strategies; (b) evaluate, select and recommend sub-advisers to manage all or a part of the Fund’s assets; (c) allocate and, when appropriate, reallocate the Fund’s assets among multiple sub-advisers; (d) monitor and evaluate the investment performance of sub-advisers; and (e)

implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund’s investment objective, policies and restrictions.

8.                                     No director or officer of the Fund or directors or officers of HFMC will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in the sub-adviser except for (i) ownership of interests in HFMC or any entity that controls, is controlled by or is under common control with HFMC; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a sub-adviser or any entity that controls, is controlled by or is under common control with a sub-adviser.

9.                                     The Fund will include in its registration statement the aggregate fee disclosure.

10.                              Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Fund.  The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11.                              HFMC will provide the board of directors, no less often than quarterly, with information about HFMC’s profitability on a per-Fund basis.  Such information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

12.                             When a sub-adviser is hired or terminated, HFMC will provide the board of directors with information showing the expected impact on HFMC’s profitability.

Each Fund pays a monthly investment management fee to HFMC.  These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of each Fund’s average daily net asset value as follows:

Investment Management Fees*

Fund Name	Annual Rate
American Funds Asset Allocation HLS Fund	0.65%
American Funds Blue Chip Income and Growth HLS Fund	0.75%
American Funds Bond HLS Fund	0.50%
American Funds Global Bond HLS Fund	0.75%
American Funds Global Growth HLS Fund	1.00%
American Funds Global Growth and Income HLS Fund	0.80%
American Funds Global Small Capitalization HLS Fund	0.80%
American Funds Growth HLS Fund	0.75%
American Funds Growth-Income HLS Fund	0.70%
American Funds International HLS Fund	0.85%
American Funds New World HLS Fund	1.10%

*         HFMC has entered into a contractual agreement with the Company under which it will waive a portion of its advisory fee for each Fund so that the net management fee for each Fund is 0.25% for such time as the Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

For the last three fiscal years, each of the Funds paid management fees to HL Advisers, the Funds’ prior investment manager, as follows:

2012
HLS Fund Name	Gross Fees	Fee Waiver	Net Paid
American Funds Asset Allocation HLS Fund
American Funds Blue Chip Income and Growth HLS Fund
American Funds Bond HLS Fund
American Funds Global Bond HLS Fund
American Funds Global Growth HLS Fund
American Funds Global Growth and Income HLS Fund
American Funds Global Small Capitalization HLS Fund
American Funds Growth HLS Fund
American Funds Growth-Income HLS Fund
American Funds International HLS Fund
American Funds New World HLS Fund

	2011
HLS Fund Name	Gross Fees	Fee Waiver	Net Paid
American Funds Asset Allocation HLS Fund	$414,570	$255,120	$159,450
American Funds Blue Chip Income and Growth HLS Fund	$243,918	$162,612	$81,306
American Funds Bond HLS Fund	$1,043,892	$521,946	$521,946
American Funds Global Bond HLS Fund	$315,297	$210,198	$105,099
American Funds Global Growth HLS Fund	$329,693	$247,269	$82,424
American Funds Global Growth and Income HLS Fund	$688,017	$473,012	$215,005
American Funds Global Small Capitalization HLS Fund	$527,627	$362,744	$164,883
American Funds Growth HLS Fund	$2,551,278	$1,700,852	$850,426
American Funds Growth-Income HLS Fund	$1,247,855	$802,194	$445,661
American Funds International HLS Fund	$1,938,260	$1,368,186	$570,074
American Funds New World HLS Fund	$693,652	$536,004	$157,648

	2010
HLS Fund Name	Gross Fees	Fee Waiver	Net Paid
American Funds Asset Allocation HLS Fund	$324,766	$199,586	$124,910
American Funds Blue Chip Income and Growth HLS Fund	$222,130	$148,087	$74,043
American Funds Bond HLS Fund	$1,015,022	$507,511	$507,511
American Funds Global Bond HLS Fund	$290,797	$193,865	$96,932
American Funds Global Growth HLS Fund	$310,671	$233,002	$77,669
American Funds Global Growth and Income HLS Fund	$684,037	$470,276	$213,761
American Funds Global Small Capitalization HLS Fund	$514,532	$353,741	$160,791
American Funds Growth HLS Fund	$2,362,854	$1,575,236	$787,618
American Funds Growth-Income HLS Fund	$1,192,896	$766,863	$726,033
American Funds International HLS Fund	$1809,450	$1,277,261	$532,189
American Funds New World HLS Fund	$672,955	$520,011	$152,944

Hartford Life provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of the Funds, and Hartford Life. In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay Hartford Life monthly compensation of 0.01% of each Fund’s average daily net assets.

The compensation paid to Hartford Life for such services for the fiscal years ended December 31, 2012, December 31, 2011 and December 31, 2010 is as follows:

Fund Name	2012	2011	2010
American Funds Asset Allocation HLS Fund		$6,379	$4,997
American Funds Blue Chip Income and Growth HLS Fund		$3,252	$2,962
American Funds Bond HLS Fund		$20,880	$20,303
American Funds Global Bond HLS Fund		$4,204	$3,878
American Funds Global Growth HLS Fund		$3,297	$3,107
American Funds Global Growth and Income HLS Fund		$8,601	$8,551
American Funds Global Small Capitalization HLS Fund		$6,596	$6,432
American Funds Growth HLS Fund		$34,021	$31,508
American Funds Growth-Income HLS Fund		$17,828	$17,043
American Funds International HLS Fund		$22,805	$21,290
American Funds New World HLS Fund		$6,306	$6,118

Pursuant to the investment management agreement, HFMC is not liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which the investment management agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HFMC in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.

HFMC, whose principal business address is at 100 Matsonford Road, Radnor, Pennsylvania  19087, was organized in [2012].  As of December 31, 2012, HFMC had approximately $[     ] billion in assets under management.

HFMC, and its affiliates, may make payments from time to time from their own resources, which may include the management fees paid by the Funds, to compensate broker dealers, financial institutions, and other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

Investment Management Agreement of the Master Funds  Each Master Fund has entered into an Investment Advisory and Service Agreement (collectively, the “Agreements”) with CRMC.  The Agreements will continue in effect until December 31, 2012, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Master Funds’  board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Master Fund, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that CRMC has no liability to the Master Funds for its acts or omissions in the performance of its obligations to the Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).  In addition, the Agreements provide that CRMC may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Master Funds’ board, pursuant to an agreement between CRMC and such subsidiary. Any such subsidiary adviser will be paid solely by CRMC out of its fees.

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

Master Asset Allocation Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $600 million	0.42%
Next $800 million	0.36%
Next $1 billion	0.32%
Next $2 billion	0.28%
Next $3 billion	0.26%
Amount over $8 billion	0.25%

Master Blue Chip Income and Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Amount over $4 billion	0.37%

Master Bond Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.48%
Next $400 million	0.44%
Next $1 billion	0.40%
Next $1 billion	0.38%
Next $2 billion	0.36%
Next $3 billion	0.34%
Amount over $8 billion	0.33%

Master Global Bond Fund

Average Daily Net Assets	Annual Rate
First $1 billion	0.57%
Amount over $1 billion	0.50%

Master Global Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Next $2 billion	0.48%
Amount over $5 billion	0.46%

Master Global Growth and Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Amount over $3 billion	0.48%

Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Next $2 billion	0.65%
Amount over $5 billion	0.635%

Master Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Next $7 billion	0.285%
Amount over $34 billion	0.280%

Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%
Next $6 billion	0.225%
Next $7 billion	0.222%
Amount over $34 billion	0.219%

Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%
Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Next $1 billion	0.66%
Amount over $2.5 billion	0.62%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Master Funds relating to the services furnished by CRMC. The Master Funds will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the Master Funds.

CRMC’s total fees for the fiscal years ended December 31, 2012, 2012 and 2010 were:

Fund Name	2012	2011	2010
Master Asset Allocation Fund		$32,917,000	$29,920,000
Master Blue Chip Income and Growth Fund		$18,180,000	$16,226,000
Master Bond Fund		$36,584,000	$33,985,000
Master Global Bond Fund		$11,290,000	$8,603,000
Master Global Growth Fund		$27,891,000	$26,876,000
Master Global Growth and Income Fund		$12,848,000	$12,484,000
Master Global Small Capitalization Fund		$26,096,000	$24,432,000
Master Growth Fund		$86,558,000	$82,059,000
Master Growth-Income Fund		$64,952,000	$65,149,000
Master International Fund		$47,532,000	$45,915,000
Master New World Fund		$17,530,000	$15,648,000

PORTFOLIO MANAGERS

CRMC uses a system of multiple portfolio counselors in managing Master Fund assets. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by CRMC. Because each Fund invests all or substantially all of its assets in a corresponding Master Fund, the information below summarizes the information applicable to the Master Funds’ portfolio counselors and investment analysts.

Other Accounts Managed by Master Fund Portfolio Counselors

The following tables list the number and types of other accounts managed by the Master Funds’ portfolio counselors and assets under management in those accounts as of the end of the Master Funds’ most recently completed fiscal year ended December 31, 2012. [TO BE UPDATED]

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)(1)	Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)(2)	Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)(3)
Master Global Growth Fund
Robert W. Lovelace			None
Martin Jacobs			None
Steven T. Watson			None
Paul A. White			None
Master Global Small Capitalization Fund
Gordon Crawford			None
Mark E. Denning			None
J. Blair Frank			None
Harold H. La			None
Dylan J. Yolles			None
Master Growth Fund
Donnalisa Parks Barnum			None
Gregg E. Ireland			None
Gregory D. Johnson			None
Michael T. Kerr			None
Ronald B. Morrow			None
Master International Fund
Sung Lee			None
L. Alfonso Barroso			None
Jesper Lyckeus			None
Christopher M. Thomsen			None
Master New World Fund
Carl M. Kawaja			None
Robert W. Lovelace			None
Robert H. Neithart
Master Blue Chip Income and Growth Fund
C. Ross Sappenfield			None

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)(1)	Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)(2)	Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)(3)
Christopher D. Buchbinder			None
James B. Lovelace			None
Master Global Growth and Income Fund
Gregg E. Ireland			None
Andrew B. Suzman			None
Steven T. Watson			None
Master Growth-Income Fund
Donald D. O’Neal			None
J. Blair Frank			None
Claudia P. Huntington			None
William L. Robbins			None
Dylan J. Yolles			None
Master Asset Allocation Fund
Alan N. Berro			None
David A. Daigle			None
Jeffrey T. Lager			None
James R. Mulally			None
Eugene P. Stein			None

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)(1)	Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)(2)	Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)(3)
Master Bond Fund
David C. Barclay
Mark H. Dalzell
David A. Hoag
Thomas H. Hogh
Master Global Bond Fund
Ellen O. Carr
Mark H. Dalzell
Thomas H. Hogh
James R. Mulally

(1)         Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

(2)         Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

(3)         Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

(4)         The advisory fee of one of these accounts (representing $0.36 billion in total assets) is based partially on its investment results.

Conflicts of Interest between the Master Funds and Other Accounts

CRMC has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of one or more Master Funds and his or her management of other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.

Compensation of Master Fund Portfolio Counselors

Portfolio counselors and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with the greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant Master Fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation.  The investment results of each of the Master Funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Master Fund	Benchmark

Master Asset Allocation Fund

S&P 500, Lipper Growth & Income Funds Index, Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average

Master Blue Chip Income and Growth Fund	S&P 500, Lipper Growth & Income Funds Index

Master Bond Fund

Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average

Master Global Bond Fund

Barclays Capital Global Aggregate Bond Index ex-USD, Barclay’s Capital Global Aggregate Index U.S. Dollar, Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, Lipper High Current Yield Bond Funds Average, Lipper Global Income Funds Average, JP Morgan Government Bond Index — Emerging Market Global Diversified

Master Global Growth Fund	MSCI All Country World Index, Lipper Global Funds Index

Master Global Growth and Income Fund	MSCI All Country World Index, Lipper Global Funds Index

Master Global Small Capitalization Fund	Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex-USA Small Cap Index

Master Growth Fund	S&P 500, MSCI All Country World Index ex-USA, Lipper Growth Funds Index

Master Growth-Income Fund	S&P 500, Lipper Growth & Income Funds Index

Master International Fund	MSCI All Country World Index ex-USA, Lipper International Funds Index

Master New World Fund

MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, Lipper Emerging Markets Debt Funds Average.

From time to time, CRMC may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Equity Securities Beneficially Owned by Master Fund Portfolio Counselors

Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns fund shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace, Master Global Growth Fund, $10,001 - $50,000, Master Global Small Capitalization Fund, $1 - $10,000, and Master Growth-Income Fund, $1 - $10,000. The other portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the Master Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Since the Funds invest their assets in the Master Funds, HFMC does not currently execute portfolio transactions on behalf of the Funds; however, if HFMC or a sub-adviser begins to provide portfolio management services to a Fund, HFMC or the sub-adviser would execute portfolio transactions for the Fund pursuant to the following policies and procedures.

The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.  Subject to any policy established by the Company’s Board of Directors and HFMC, the sub-advisers, as applicable, are primarily responsible for the investment decisions of the Funds and the placing of their portfolio transactions. In placing brokerage orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the sub-advisers generally seek reasonably competitive spreads or commissions, the Funds do not necessarily pay the lowest possible spread or commission.  HFMC may instruct the sub-advisers to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Funds.

The sub-advisers generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the sub-advisers may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions.  Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

While the sub-advisers seek to obtain the most favorable net results in effecting transactions in a Fund’s portfolio securities, broker-dealers who provide investment research to the sub-adviser may receive orders for transactions from the sub-advisers.  Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market.  To the extent consistent with Section 28(e) of the 1934 Act, a sub-adviser may cause a Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the sub-adviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.  Information so received is in addition to and not in lieu of the services required that the sub-adviser must perform under the applicable investment sub-advisory agreement.  In circumstances where two or more broker-dealers are equally capable of providing best execution, each sub-adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion.  The management fee paid by a Fund is not reduced because the sub-advisers, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash.  Some of these services are of value to the sub-advisers, or their affiliates, in advising several of their clients (including other HLS Funds), although not all of these services are necessarily useful and of value in managing the Funds.

To the extent that accounts managed by a sub-adviser are simultaneously engaged in the purchase of the same security as a Fund, then, as authorized by the Company’s Board of Directors, available securities may be allocated to the Fund and another client account and may be averaged as to price in a manner determined by the sub-adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund. In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).

Accounts managed by the sub-advisers (or their affiliates) may hold securities held by a Fund.  Because of different investment objectives or other factors, a particular security may be purchased by a sub-adviser for one or more clients when one or more other clients are selling the same security.

Because the Funds do not invest directly in portfolio securities, the Funds do not pay any brokerage commissions.    For information about the brokerage commissions paid by each Master Fund for the last three fiscal years ended December 31, see the Master Funds’ SAI, which is delivered together with this SAI.

FUND EXPENSES

Each Fund pays its own expenses including, without limitation:  (1) expenses of maintaining the Fund and continuing its existence; (2) registration of the Fund under the 1940 Act; (3) auditing, accounting and legal expenses: (4) taxes and interest: (5) governmental fees; (6) expenses of issue, sale, repurchase and redemption of Fund shares: (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund’s principal underwriter, if any, as broker-dealer or agent under state securities laws; (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations thereof; (9) expenses of reports to governmental officers and commissions; (10) insurance expenses; (11) fees, expenses and disbursements of custodians for all services to the Fund; (12) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund; (13) expenses for servicing shareholder accounts; (14) any direct charges to shareholders approved by the directors of the Fund; (15) compensation and expenses of directors of the Fund, other than those who are also officers of The Hartford; and (16) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto.

DISTRIBUTION ARRANGEMENTS

Distribution Plan of the Funds

Each Fund’s shares are sold by Hartford Investment Financial Services, LLC (the “distributor”) on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.  Each Fund’s shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

The Company, on behalf of the Funds, has adopted a separate distribution plan (the “Plan”) for Class IB shares pursuant to the approval of the Board of Directors of the Company in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority (“FINRA”) concerning asset based sales charges.

The distributor is authorized by the Company to receive purchase and redemption orders on behalf of the Funds. The distributor has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the Funds, subject to the Funds’ policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law. In these circumstances, a Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order. Orders will be priced at that Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the Fund. Each Fund’s net asset value is determined in the manner described in that Fund’s prospectus.

Pursuant to the Plan, each Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of each Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each Fund’s shares including but not limited to (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts (“Variable Contracts”) investing indirectly in Class IB shares of the Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares of the Fund; (d) expenses relating to the development, preparation, printing, and mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding the Fund’s investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Class IB shares of the Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts.  This Plan is considered a compensation type plan, which means the distributor is paid the agreed upon fee regardless of the distributor’s expenditures.

In accordance with the terms of the Plan, the distributor provides to each Fund, for review by the Company’s Board of Directors, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.  In its quarterly review of the Plan, the Board of Directors reviews the level of compensation the Plan provides.

The Plan was adopted by a majority vote of the Board of Directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan.  Potential benefits that the Plan may provide to the Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity and the ability to sell shares of the Funds through adviser and broker distribution channels.  The Board of Directors of the Company believes that there is a reasonable likelihood that the Plan will benefit the Class IB shareholders of each Fund.  Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above.  The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plan must also be approved by the Board of Directors in the manner described above.  The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of each Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of each Fund affected thereby.  The Plan will automatically terminate in the event of its assignment.

For the fiscal year ended December 31, 2012, the Class IB Shares of the Funds paid the 12b-1 fees listed below. [TO BE UPDATED]

HLS Fund Name	Class IB
American Funds Asset Allocation HLS Fund
American Funds Blue Chip Income and Growth HLS Fund
American Funds Bond HLS Fund
American Funds Global Bond HLS Fund
American Funds Global Growth HLS Fund
American Funds Global Growth and Income HLS Fund
American Funds Global Small Capitalization HLS Fund
American Funds Growth HLS Fund
American Funds Growth-Income HLS Fund

HLS Fund Name	Class IB
American Funds International HLS Fund
American Funds New World HLS Fund

The entire amount of 12b-1 fees listed above was paid as compensation to the distributor, which remitted the entire amount, either directly or indirectly through affiliated insurance companies, to dealers as compensation.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Funds’ shares and/or for the servicing of those shares.

Distribution Plan of the Master Funds

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Funds invest.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase or sale (redemption) of Fund shares, see “Purchase and Redemption of Fund Shares” in the Funds’ prospectuses.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless permitted by law, the New York Stock Exchange (“NYSE”) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

DETERMINATION OF NET ASSET VALUE

Net Asset Value of the Funds   The net asset value of each Fund is determined by dividing the value of the Fund’s net assets by the number of shares outstanding.  The net asset value of the Fund is derived from the net asset value of the Master Fund in which the Fund invests.  For more information regarding the determination of net asset value of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see “Net Asset Value of the Master Funds” in this SAI and the Master Fund’s prospectus and statement of additional information.

In the event that the Board of Directors determines that it is in the best interests of a Fund to withdraw its entire investment in a Master Fund and instead allow HFMC to direct the investment/reinvestment of the Fund’s assets directly in securities, then the Fund’s net asset value would be determined in the manner described below.

The net asset value per share (NAV) is determined for each class of an HLS Fund’s  shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, the “Valuation Time”) on each day that the Exchange is open.  The HLS Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the Exchange.  The net asset value for each class of shares is determined by dividing the value of that HLS Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.  Information that becomes known to the HLS Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Except for the Money Market HLS Fund, for purposes of calculating the NAV, portfolio securities and other assets held in an HLS Fund’s portfolio for which market quotes are readily available are valued at market value.  If market quotes are not readily available or are deemed unreliable, an HLS Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that HLS Fund’s Board of Directors.  Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of an HLS Fund’s portfolio securities or assets.  In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available.   In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close.  Securities that are primarily traded on foreign markets may trade on days that are not business days of the HLS Funds.  The value of the foreign securities in which a HLS Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the HLS Fund.  Fair value pricing is subjective in nature and the use of fair value pricing by the HLS Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time.  There can be no assurance that any HLS Fund could obtain the fair value assigned to a security if the HLS Fund were to sell the security at approximately the time at which that HLS Fund determines its NAV.

Fixed income securities (other than short-term obligations and senior floating rate interests) and non-exchange traded derivatives held by an HLS Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the HLS Fund’s Board of Directors.  Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions.  Generally, each HLS Fund may use fair valuation in regards to fixed income securities when an HLS Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending.  Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.

The Money Market HLS Fund’s investments and investments of other HLS Funds that mature in 60 days or less are generally valued at amortized cost, which approximates market value.  Under the amortized cost method of valuation, an instrument is valued at acquisition cost adjusted by the daily accretion of discount or amortization of premium.  The interest payable at maturity is accrued as income, on a daily basis, over the remaining life of the instrument.  Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full at maturity.  In connection with its use of the amortized cost method, the Money Market HLS Fund will:  (i) maintain a dollar-weighted average portfolio maturity of 60 days or less; and (ii) maintain a dollar weighted average life to maturity of 120 days or less.

The amortized cost method of valuation permits the Money Market HLS Fund to maintain a stable $1.00 net asset value per share.  The Board of Directors of Hartford Series Fund, Inc. periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used.  In the event such a deviation could result in material dilution or other unfair results, the Board of Directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the Board of Directors, (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities), and an irrevocable determination to liquidate the HLS Fund and to suspend redemptions of shares of the HLS Fund.  In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

Exchange-traded equity securities shall be valued at the last reported sale price on the exchange on which the security is primarily traded (the “Primary Market”) at the Valuation Time.  If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades at the Valuation Time.  The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. System (“Nasdaq”) or another OTC market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.  For securities traded on the Nasdaq, the HLS Funds utilize the Nasdaq Official Closing Price, which compares the last trade to the bid/ask range of a security.  If the last trade falls within the bid/ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price.  If the last price is below the bid, the bid will be the closing price.  If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV.  As a result, the NAV of an HLS Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the HLS Fund.

Exchange traded options contracts on securities, currencies, indices, futures contracts, commodities and other instruments shall be valued at their last reported sales price at the Valuation Time on the Primary Market on which the instrument is traded.  If the instrument did not trade on the Primary Market, it may be valued at the last reported sales price at the Valuation Time on another exchange or market where it did trade.  If it is not possible to determine the last reported sale price on the Primary Market or another exchange or market at the Valuation Time, the value of the instrument shall be taken to be the mean between the most recent bid and asked prices on such exchange or market at the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.  In the case of OTC options that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional and volatility or other special adjustments.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively.  If a settlement price is not available, the futures contracts will be valued at the most recent trade price as of the Valuation Time.  If there were no trades on the valuation day, the contract shall be valued at the mean of the closing bid/ask prices as of the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the foreign currency exchange rate and the forward currency rate.  Foreign currency exchange rates and forward currency rates are obtained from an independent pricing service on the valuation date.

Swaps shall be valued using a custom interface from an independent pricing service.  If a swap cannot be valued through an independent pricing service, Bloomberg will be used to calculate a value based upon inputs from the terms of the deal.  Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the HLS Fund’s Board of Directors.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market.  If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument.  In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the HLS Fund’s Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Financial instruments for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the HLS Fund’s Board of Directors.

Net Asset Value of the Master Funds   All portfolio securities of the Master Funds are valued, and the net asset value per share for each share class are determined, as follows:

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more independent pricing vendors.  The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.  CRMC performs certain checks on these prices prior to calculation of a Master Fund’s net asset value.  When CRMC deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more independent pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by CRMC are valued at fair value as determined in good faith under policies approved by the Master Funds’ board.  Subject to board oversight, the Master Funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by CRMC.  The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations.  As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by CRMC, are valued in good faith by the valuation committee based upon what the Master Fund might reasonably expect to receive upon their current sale.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.  The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the “fair value” to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.  The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable Master Fund portfolios outside the United States.  Securities owned by these Master Funds trade in markets that open and close at different times, reflecting time zone differences.  If significant events occur after the close of a market (and before these Master Funds’ net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.  Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of a Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges.  Expenses attributable to the Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.  Expenses directly attributable to a class of shares are borne by that class of shares.  Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

OWNERSHIP AND CAPITALIZATION OF THE FUNDS

Capital Stock   The Board of Directors for the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the Funds into one or more classes.  Accordingly, the directors have authorized the issuance of two classes of shares of each Fund designated as Class IA and Class IB shares.  The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemption, and liquidation.  However, each class bears different expenses and, therefore, the net asset values of the two classes and any dividends declared may differ between the two classes.

Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contract holders and policy owners).

	Percentage of Ownership
Fund	Class IA*	Class IB

American Funds Asset Allocation HLS Fund	N/A	100%
American Funds Blue Chip Income and Growth HLS Fund	N/A	100%
American Funds Bond HLS Fund	N/A	100%
American Funds Global Bond HLS Fund	N/A	100%
American Funds Global Growth HLS Fund	N/A	100%
American Funds Global Growth and Income HLS Fund	N/A	100%
American Funds Global Small Capitalization HLS Fund	N/A	100%
American Funds Growth HLS Fund	N/A	100%
American Funds Growth-Income HLS Fund	N/A	100%
American Funds International HLS Fund	N/A	100%
American Funds New World HLS Fund	N/A	100%

*  Class IA shares of the Funds had not commenced operations as of the date of this SAI; therefore, no ownership information is available for the Class IA shares of Funds.

Share Classes  Under the Funds’ multi-class plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses;” (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as “Class Expenses” by the Company’s Board of Directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

Voting  Each shareholder is entitled to one vote for each share of the Funds held upon all matters submitted to the shareholders generally.  Most of the shares of the Funds are held of record by insurance companies.  The insurance companies will generally vote Fund shares pro rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Funds.  It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Matters in which the interests of all the HLS Funds in the Company are substantially identical (such as the election of directors or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Company without regard to the separate HLS Funds.  Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS Fund.  Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund.  Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

Other Rights  Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights.  Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

TAXES

Federal Tax Status of the Funds

The following discussion of the federal tax status of the HLS Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each HLS Fund is treated as a separate taxpayer for federal income tax purposes.  The Companies intend for each HLS Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”) and to qualify as a regulated investment company each year.  If an HLS Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”) (which the Companies intend each HLS Fund to do), then under the provisions of Subchapter M, the HLS Fund should have little or no income taxable to it under the Code.  In particular, an HLS Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

An HLS Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of the HLS Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the HLS Fund’s taxable year, (a) at least 50% of the value of the HLS Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the HLS Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the HLS Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the HLS Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

Unless seed capital exceeds the amounts specified in the Internal Revenue Code, the HLS Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year, if the HLS Funds’ only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified retirement plans and certain tax-exempt entities. If the HLS Funds are subject to the 4% federal excise tax, each Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”).

Each of the HLS Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts.  Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the HLS Funds which meets certain additional requirements.  These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HLS Fund may invest.  In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HLS Fund may be required, for example, to alter its investment objectives.  In addition, certain HLS Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws.  If HLS Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected HLS Funds may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for contract owners with premiums allocated to the affected HLS Funds.

The 817(h) requirements place certain limitations on the percentage of assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer.  These limitations apply to how much of each HLS Fund’s assets may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

no more than 55% of an HLS Fund’s total assets may be represented by any one investment;
no more than 70% by any two investments;
no more  than 80% by any three investments; and
no more than 90% by any four investments.

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by an HLS Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the HLS Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these HLS Funds’ assets to be invested within various countries is not now known.  The Companies intend that the HLS Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.  Owners of variable life insurance and variable annuity contracts investing in such an HLS Fund bear the costs of any foreign tax, but are not able to claim a foreign tax credit or deduction for these foreign taxes.

Any gains derived from short sales will generally be taxed as short-term capital gains that would be taxed to shareholders on distributions as ordinary income.

An HLS Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the HLS Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the HLS Fund and defer losses of the HLS Fund.  These rules:  (1) could affect the character, amount and timing of distributions to shareholders of the HLS Fund, (2) could require such an HLS Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the HLS Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above.  The Companies seek to monitor transactions of each HLS Fund, seek to make the appropriate tax elections on behalf of the HLS Fund and seek to make the appropriate entries in the HLS Fund’s books and records when the HLS Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

If for any taxable year an HLS Fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders).  In addition, if for any taxable year an HLS Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Likewise, if an HLS Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Accordingly, compliance with the above rules is carefully monitored by the HLS Funds’ investment adviser and each HLS Fund intends to comply with these rules as they exist or as they may be modified from time to time.  Compliance with the tax requirements described above may result in lower total return for an HLS Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the HLS Fund’s investment sub-adviser might otherwise select.

As of December 31, 2012, the following HLS Funds have capital loss carryforwards as indicated below.  Each such HLS Fund’s capital loss carryover is available to offset the HLS Fund’s future realized capital gains to the extent provided in the Code and regulations thereunder.  For net capital losses arising in taxable years beginning after December 22, 2010, net capital losses generally will be carried forward indefinitely.  Capital losses from prior years will still expire subject to an eight-year limitation period.  Generally, net capital losses arising in years beginning prior to December 22, 2010 will be used after net capital losses arising in years beginning after December 22, 2010, so that the HLS Funds may have more losses from the earlier periods expire unused.  [ TO BE UPDATED]

HLS Fund Name	Amount (in thousands)	Year of Expiration
American Funds Global Growth and Income HLS Fund
American Funds Global Growth and Income HLS Fund
American Funds Growth-Income HLS Fund
American Funds Growth-Income HLS Fund
American Funds International HLS Fund
American Funds International HLS Fund

If an HLS Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that HLS Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HLS Fund is timely distributed to its shareholders.  The HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HLS Funds would bear the cost of these taxes and interest charges.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable HLS Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any HLS Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to an HLS Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the HLS Fund must derive at least 90% of its annual gross income.

Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HLS Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because an HLS Fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan.  For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.  For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

CUSTODIAN

Portfolio securities of each Fund are held pursuant to a Master Custodian Contract between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

TRANSFER AGENT

Hartford Administrative Services Company (“HASCO”), 500 Bielenberg Drive, Woodbury, Minnesota 55125, an affiliate of HFMC, serves as Transfer and Dividend Disbursing Agent for the HLS Funds.  The transfer agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.  For its services, the transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the HLS Funds, including costs invoiced by sub-contractors.  HFMC and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services.

DISTRIBUTOR

Hartford Investment Financial Services, LLC, 100 Matsonford Road, Radnor, Pennsylvania 19087, an affiliate of HFMC, acts as the Funds’ distributor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                ] served as the Company’s Independent Registered Public Accounting Firm for the fiscal year end December 31, 2012.  [                 ] is principally located at [                                 ].

CODE OF ETHICS

Each Fund, HFMC and Hartford Investment Financial Services, LLC has each adopted a code of ethics designed to protect the interests each of the Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

FINANCIAL STATEMENTS

Each Fund’s audited financial statements for the fiscal year ended December 31, 2012, together with the notes thereto, and the report of [              ], the Company’s independent registered public accounting firm, are incorporated by reference from the Company’s Annual Report for the fiscal year ended December 31, 2012 into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC.

The Company’s Annual Report is available without charge by calling the Funds at 1-800-862-6668 or by visiting the Funds’ website at  www.hlsfunds.com/prospectus or on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

If a Fund is solicited for votes by its Master Fund, the Fund will either (i) seek instructions from the shareholders of the Fund and vote on the matter in accordance with such instructions, or (ii) vote the shares of a Master Fund held by the Fund in the same proportion as the vote of all other holders of shares of such Master Fund.  Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Funds’ proxy voting policies and procedures, which are described in the Master Funds’ SAI.

The following procedures apply only if a Fund is removed from the master/feeder structure.  The Board of Directors believes that the voting of proxies with respect to securities held by a Fund is an important element of the overall investment process. The Funds have delegated the responsibility to vote such proxies to the Funds’ investment manager subject to the continuing oversight of the Board of Directors. The investment manager has delegated to a sub-adviser the responsibility to vote proxies.  Proxies will be voted pursuant to the sub-adviser’s proxy voting policies and procedures.

APPENDIX A

The credit rating information which follows describes how the credit rating services mentioned presently rate the described securities or loans. No reliance is made upon the credit rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

The Master Funds currently intend to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings.  If rating agencies differ, securities are considered to be in the highest rating category.

Rating of Bonds

Moody’s Investors Service, Inc. (“Moody’s”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Standard and Poor’s Corporation (“Standard & Poor’s”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Rating of Commercial Paper

Moody’s

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•                                          Leading market positions in well-established industries.

•                                          High rates of return on funds employed.

•                                          Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•                                          Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•                                          Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•                                          Liquidity ratios are adequate to meet cash requirements.

•                                          Liquidity ratios are basically as follows, broken down by the type of issuer:

Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•                                          The issuer has access to at least two additional channels of borrowing.

•                                          Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•                                          Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•                                          The reliability and quality of management are unquestioned.

International Long-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade

AAA

Highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  “AA” ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  “A” ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  “BBB” ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB

Speculative.  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative.  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable.  “C” ratings signal imminent default.

DDD, DD, D

Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50% - 90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

International Short-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default.  Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:  “+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

AFHLSSAI12

PART C

OTHER INFORMATION

Item 28.	Exhibits

	a.(i)	Articles of Restatement, dated July 9, 2010 (incorporated by reference to Post-Effective Amendment #78 filed on February 14, 2011)

	a.(ii)	Articles Supplementary, dated March 2, 2011 (incorporated by reference to Post-Effective Amendment #79 filed on April 29, 2011)

	a.(iii)	Articles of Amendment, dated August 5, 2011 (incorporated by reference to Post-Effective Amendment #92 filed on April 27, 2012)

	a.(iv)	Articles of Amendment, dated June 27, 2012 (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

	b.	Amended and Restated By-Laws, dated November 4, 2010 (incorporated by reference to Post-Effective Amendment #78 filed on February 14, 2011)

	c.	Not Applicable

d.(i)

Investment Management Agreement between Hartford Funds Management Company, LLC and Hartford Series Fund, Inc., dated January 1, 2013 (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

d.(ii)

Investment Management Agreement (American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income & Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth & Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Cap HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund) between Hartford Funds Management Company, LLC and Hartford Series Fund, Inc. dated January 1, 2013 (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

	d.(iii)	Form of Investment Sub-Advisory Agreement with Wellington Management Company, LLP, dated January 1, 2013 (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013))

	d.(iv)	Form of Investment Sub-Advisory Agreement with Hartford Investment Management Company, dated January 1, 2013 (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

	e.(i)	Principal Underwriting Agreement (to be filed by amendment)

	f.	Not Applicable

	g.(i)	Master Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Post Effective Amendment #54 filed on April 30, 2007)

	g.(ii)	Master Custodian Contract with JP Morgan Chase Bank, N.A. (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

	h.(i)	Amended and Restated Share Purchase Agreement — Hartford Life Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

	h.(ii)	Amended and Restated Share Purchase Agreement — Hartford Life and Annuity Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

	h.(iii)	Share Purchase Agreement — First Fortis Life Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(iv)	Share Purchase Agreement — Fortis Benefits Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(v)

Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. and Hartford Administrative Services Company dated August 4, 2010 (incorporated by reference to Post-Effective Amendment #78 filed on February 14, 2011)

h.(vi)	Fund Accounting Agreement dated January 1, 2013 (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

h.(vi)	Master-Feeder Participation Agreement dated April 30, 2008 (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

h.(vii)

Form of Expense Limitation Agreement between Hartford Series Fund, Inc. and Hartford Funds Management Company, LLC (American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income & Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth & Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Cap HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund) (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

h.(viii)

Form of Expense Limitation Agreement between Hartford Series Fund, Inc. and Hartford Funds Management Company, LLC (Hartford Portfolio Diversifier HLS Fund) (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

i.	Opinion and Consent of Counsel (to be filed by amendment)

j.	Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

k.	Not Applicable

l.	Not Applicable

m.	Amended and Restated Rule 12b-1 Distribution Plan (to be filed by amendment)

n.	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (to be filed by amendment)

o.	Not Applicable

p.(i)

Code of Ethics of Hartford Funds Management Company, LLC, Hartford Investment Financial Services, LLC and The Hartford Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

p.(ii)	Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #75 filed on April 30, 2010)

p.(iii)	Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #71 filed on February 13, 2009)

q.(i)	Power of Attorney dated February 6, 2013 (incorporated by reference to Post-Effective Amendment #99 filed on February 15, 2013)

Item 29.	Persons Controlled by or Under Common Control with Registrant

Certain persons that are affiliates of and controlled by Hartford Financial Services Group, Inc., a Maryland corporation, are controlling shareholders of the Hartford Series Fund, Inc. Information about all such persons is incorporated herein by references to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 24, 2012. With regard to Hartford Series Fund, Inc. matters for which the Investment Company Act of 1940, as amended (the “1940 Act”) required a shareholder vote, shares offered to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates, Union Security Insurance Company and Union Security Life Insurance Company of New York (the “Accounts”) are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. With respect to certain qualified retirement plans (“Plans”). Plan trustees generally vote Hartford Series Fund, Inc. shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Item 30.	Indemnification

The relevant portion of Article V of the Articles of Incorporation provides:

(f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Hartford Funds Management Company, LLC (“HFMC”) serves as investment adviser to each of the investment companies included in this Registration Statement.

Name	Position with Hartford Funds Management Company, LLC (1)	Other Business
James E. Davey	President, Chairman of the Board and Manager

Executive Vice President of The Hartford Financial Services Group, Inc. (2) (“The Hartford”) and Hartford Life Insurance Company (3) (“HLIC”);Chairman of the Board and Manager of Hartford Investment Financial Services, LLC (4) (“HIFSCO”); Director and Chairman of the Board of Hartford Administrative Services Company (5) (“HASCO”)

Tamara L. Fagely	Chief Administrative Officer and Manager	Vice President of HLIC; President and Director of HASCO; and Manager, President and Principal of HIFSCO
Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC
Ann E. Neidermire	Controller	Chief Financial Officer of HASCO and Chief Financial Officer/FINOP of HIFSCO
Robert W. Paiano	Vice President and Treasurer

Treasurer and Senior Vice President and Director of HLIC; and Senior Vice President and Treasurer of Hartford Life, Inc.(6) and The Hartford; Vice President and Treasurer of HASCO, HIFSCO and Treasurer of Hartford Investment Management Company (7) (“HIMCO”)

Joseph G. Eck	Vice President	Vice President of HLIC and HIFSCO
Gregory A. Frost	Vice President and Chief Financial Officer	Vice President of HASCO and HIFSCO
Edward P. Macdonald	Vice President, Chief Legal Officer, Secretary, Manager, and Director	Vice President of HLIC and Vice President, Chief Legal Officer, and Secretary of HIFSCO and HASCO
Joseph G. Melcher	Vice President and Chief Compliance Officer
Jeffrey L. Reiss	Vice President
Jamie M. Davis	Assistant Vice President	Assistant Vice President of HASCO and HIFSCO
Michael J. Fixer	Assistant Vice President	Assistant Treasurer and Assistant Vice President of HLIC, HASCO, HIFSCO, Hartford Life, Inc. and The Hartford, and Assistant Treasurer of HIMCO
Kathleen E. Jorens	Assistant Treasurer Vice President	Vice President and Assistant Treasurer of HLIC, HASCO, HIFSCO, Hartford Life, Inc. and The Hartford and Assistant Treasurer of HIMCO
Matthew J. Oswald	Assistant Vice President and Chief of Staff	Assistant Vice President of HLIC and HASCO
Alice Pellegrino	Assistant Vice President and Assistant Secretary	Assistant Vice President of HLIC and Assistant Vice President and Assistant Secretary of HASCO
Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC

(1)	The principal business address for HFMC is 100 Matsonford Road, Building 5, Radnor, PA 19087.
(2)	The principal business address for The Hartford is One Hartford Plaza, Hartford, CT 06155
(3)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
(4)	The principal business address for HIFSCO is 200 Hopmeadow Street, Simsbury, CT 06089.
(5)	The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125
(6)	The principal business address for Hartford Life, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
(7)	The principal business address for Hartford Investment Management Company is 55 Farmington Avenue, Hartford, CT 06105

Item 32.	Principal Underwriters

Hartford Investment Financial Services, LLC (“HIFSCO”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Alternative Strategies Fund.

The Directors and principal officers of HIFSCO and their position with the Registrant are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
James E. Davey**	Manager and Chairman of the Board	President and Chief Executive Officer
Tamara L. Fagely***	Manager, President and Principal	Vice President
Ann E. Neidermire***	Chief Financial Officer/FINOP	None
Christopher S. Conner**	AML Compliance Officer and Chief Compliance Officer	None
Edward P. Macdonald	Vice President, Chief Legal Officer and Secretary	Vice President, Chief Legal Officer and Secretary
Martin A. Swanson	Vice President, Chief Marketing Officer, Principal and Manager	Vice President
Robert W. Paiano****	Vice President and Treasurer	None
John F. Brennan**	Vice President	None
John D. Diehl**	Vice President	None
Joseph G. Eck*****	Vice President	None
Gregory A. Frost**	Vice President	None
Jeffery L. Reiss**	Vice President	None
Jeffrey T. Coghan	Assistant Vice President	None
Steven S. Cornelius	Assistant Vice President	None
Kathleen E. Jorens****	Vice President and Assistant Treasurer	None
Michael J. Fixer***	Assistant Treasurer and Assistant Vice President	None
Laura Quade****	Assistant Vice President	Vice President
Jamie M. Davis**	Assistant Vice President	None
Terence Shields****	Assistant Secretary	None
Melinda Zwecker****	Assistant Secretary	None
Sarah Harding****	Assistant Secretary	None

*	Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
**	Principal business address is 100 Matsonford Road, Radnor, PA 19087.
***	Principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.
****	Principal business address is Hartford Plaza, Hartford, CT 06115.
*****	Principal business address is 100 High Street, Boston, MA 02110.

Item 33.	Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, and the Registrant’s transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, MN 55125. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of February, 2013.

HARTFORD SERIES FUND, INC.

By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	/s/ James E. Davey	Director, President, Chief Executive Officer	February 15, 2013
James E. Davey

	/s/ Mark A. Annoni	Controller & Treasurer	February 15, 2013
	Mark A. Annoni	(Chief Accounting Officer & Chief Financial Officer)

	*	Director	February 15, 2013
Lynn S. Birdsong

	*	Chairman of the Board and Director	February 15, 2013
Robert M. Gavin, Jr.

	*	Director	February 15, 2013
Duane E. Hill

	*	Director	February 15, 2013
Sandra S. Jaffee

	*	Director	February 15, 2013
William P. Johnston

	*	Director	February 15, 2013
Lemma W. Senbet

	*	Director	February 15, 2013
Phillip O. Peterson

	*	Director	February 15, 2013
Lowndes A. Smith

	/s/Edward P. Macdonald		February 15, 2013
* By	Edward P. Macdonald
Attorney-in-fact

* Pursuant to Power of Attorney dated February 6, 2013